UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2014



[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

 ==============================================================

        ANNUAL REPORT
        USAA INTERMEDIATE-TERM BOND FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        JULY 31, 2014

 ==============================================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO REMEMBER DRAMATIC
HEADLINES ARE DESIGNED TO ELICIT AN EMOTIONAL
REACTION - AND EMOTIONAL STATES OF MIND ARE         [PHOTO OF BROOKS ENGLEHARDT]
USUALLY DETRIMENTAL TO LONG-TERM INVESTMENT
DECISION-MAKING."

--------------------------------------------------------------------------------

SEPTEMBER 2014

Much to the surprise of many market participants, longer-term interest rates trended down during the one-year reporting period. Rates had been expected to rise once the U.S. Federal Reserve (the Fed) began reducing - or "tapering" - its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) However, while longer-term rates rose in anticipation of the taper, they actually fell after the Fed started to trim its asset purchases during January of this year. As a result, investors saw the value of their longer-maturity bond holdings increase (bond prices move in the opposite direction of interest rates). Meanwhile, the U.S. economy - which had slowly strengthened during 2013 - took a step back in the first quarter of 2014, contracting by approximately 2%. Although conditions improved in the second quarter, with the economy expanding by about 4%, economic growth overall during the first half of 2014 was a tepid 2%.

What did all of this mean for investors? The drop in longer-term interest rates meant they had to look for higher yields in riskier asset classes, which helped fuel a rally in the U.S. stock market. Many stocks recorded double-digit gains during the reporting period, with small-cap stocks outperforming large-cap stocks. Interestingly, market volatility was low despite mounting geopolitical tensions, including Russia's involvement in the Ukraine, extremist threats to Iraq, and the Gaza-Israel conflict.

Given what happened during the reporting period, you may want to consider reviewing your investment plan and determine if it would be appropriate

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

================================================================================

to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Whatever decision you make, it should be made in the context of your investment plan, which should be based on your goals - such as preparing for retirement - as well as your time horizon and risk tolerance. If you would like some help, please give our advisors a call - they are available to assist you.

Looking ahead, the Fed is likely to continue tapering its QE asset purchases and may end them altogether in October. Longer term, we expect interest rates to rise at a moderate pace and for bond prices to edge down. Higher interest rates could also make riskier asset classes, such as stocks and high-yield securities, less attractive to investors who will be able to find higher yields elsewhere.

At the same time, geopolitical turmoil is likely to persist, along with dramatic headlines. It is important to remember dramatic headlines are designed to elicit an emotional reaction - and emotional states of mind are usually detrimental to long-term investment decision-making. Shareholders must try to look through the media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments.

Rest assured, we will continue monitoring geopolitical events, economic trends, Fed policy, and other factors that could potentially affect your investments. We remain committed to providing you with our best advice, top-notch service, and a variety of mutual funds. From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER(S) COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

  Distributions to Shareholders                                              18

  Report of Independent Registered Public Accounting Firm                    19

  Portfolio of Investments                                                   20

  Notes to Portfolio of Investments                                          47

  Financial Statements                                                       53

  Notes to Financial Statements                                              57

EXPENSE EXAMPLE                                                              75

ADVISORY AGREEMENT(S)                                                        77

TRUSTEES' AND OFFICERS' INFORMATION                                          82

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER(S) COMMENTARY ON THE FUND

USAA Asset Management Company

   R. MATTHEW FREUND, CFA
   JULIANNE BASS, CFA
   BRIAN W. SMITH, CFA, CPA
--------------------------------------------------------------------------------

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    At the beginning of the reporting period, interest rates rose in anticipation that the U.S. Federal Reserve (the Fed) would announce a reduction - or "taper" - in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Bond prices, which tend to move in the opposite direction of rates, declined. At the beginning of the reporting period, the yield on a 10-year U.S. government bond stood at 2.58% and rose to nearly 3% in early September of last year. During the same month, interest rates fell after the Fed said it would continue its bond purchases. Interest rates continued to drop as investors sought to understand the Fed's intentions and in response to the partial U.S. government shutdown and debt ceiling debate. In December of last year, the Fed announced that it would start tapering in January 2014, which resulted in the yield on a 10-year U.S. government bond reaching a high for the reporting period of 3.03% on December 31, 2013. However, once the taper began, interest rates fell once again, with the yield on a 10-year U.S. government bond dropping to a low of 2.44% on May 28, 2014. By the end of the reporting period, the yield on a 10-year U.S. government bond edged up to 2.56%, ending the reporting period slightly lower than it began.

    Long-term yields fell more than intermediate-term yields during the reporting period, with the yield on a 30-year U.S. government bond starting the reporting period at 3.64% and ending it at 3.32%. As a result, longer duration government bonds outperformed intermediate duration government bonds. Riskier and lower-quality securities also performed

================================================================================

2  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                        o 10-YEAR U.S. TREASURY YIELDS o

                    [CHART OF 10-YEAR U.S. TREASURY YIELDS]

<CAPTION
                                                       YIELD IN PERCENT
 7/31/2013                                                  2.577%
  8/1/2013                                                  2.707
  8/2/2013                                                  2.597
  8/5/2013                                                  2.634
  8/6/2013                                                  2.643
  8/7/2013                                                    2.6
  8/8/2013                                                   2.59
  8/9/2013                                                  2.579
 8/12/2013                                                  2.621
 8/13/2013                                                   2.72
 8/14/2013                                                  2.714
 8/15/2013                                                  2.767
 8/16/2013                                                  2.826
 8/19/2013                                                  2.881
 8/20/2013                                                  2.815
 8/21/2013                                                  2.894
 8/22/2013                                                  2.885
 8/23/2013                                                  2.815
 8/26/2013                                                  2.786
 8/27/2013                                                   2.71
 8/28/2013                                                  2.766
 8/29/2013                                                  2.763
 8/30/2013                                                  2.785
  9/2/2013                                                  2.785
  9/3/2013                                                  2.859
  9/4/2013                                                  2.898
  9/5/2013                                                  2.995
  9/6/2013                                                  2.935
  9/9/2013                                                  2.913
 9/10/2013                                                  2.965
 9/11/2013                                                  2.913
 9/12/2013                                                   2.91
 9/13/2013                                                  2.886
 9/16/2013                                                  2.865
 9/17/2013                                                  2.848
 9/18/2013                                                  2.689
 9/19/2013                                                  2.753
 9/20/2013                                                  2.735
 9/23/2013                                                  2.701
 9/24/2013                                                  2.656
 9/25/2013                                                  2.629
 9/26/2013                                                  2.651
 9/27/2013                                                  2.625
 9/30/2013                                                  2.611
 10/1/2013                                                  2.651
 10/2/2013                                                  2.618
 10/3/2013                                                  2.605
 10/4/2013                                                  2.646
 10/7/2013                                                  2.627
 10/8/2013                                                  2.633
 10/9/2013                                                  2.664
10/10/2013                                                  2.682
10/11/2013                                                  2.688
10/14/2013                                                  2.688
10/15/2013                                                  2.729
10/16/2013                                                  2.664
10/17/2013                                                   2.59
10/18/2013                                                  2.579
10/21/2013                                                  2.602
10/22/2013                                                  2.513
10/23/2013                                                  2.502
10/24/2013                                                  2.521
10/25/2013                                                   2.51
10/28/2013                                                  2.524
10/29/2013                                                  2.504
10/30/2013                                                  2.539
10/31/2013                                                  2.555
 11/1/2013                                                  2.623
 11/4/2013                                                  2.604
 11/5/2013                                                  2.671
 11/6/2013                                                  2.643
 11/7/2013                                                  2.601
 11/8/2013                                                  2.749
11/11/2013                                                  2.749
11/12/2013                                                  2.774
11/13/2013                                                    2.7
11/14/2013                                                  2.691
11/15/2013                                                  2.704
11/18/2013                                                  2.667
11/19/2013                                                  2.708
11/20/2013                                                    2.8
11/21/2013                                                  2.785
11/22/2013                                                  2.744
11/25/2013                                                  2.729
11/26/2013                                                  2.709
11/27/2013                                                  2.738
11/28/2013                                                  2.738
11/29/2013                                                  2.745
 12/2/2013                                                  2.796
 12/3/2013                                                  2.783
 12/4/2013                                                  2.835
 12/5/2013                                                  2.873
 12/6/2013                                                  2.856
 12/9/2013                                                   2.84
12/10/2013                                                  2.802
12/11/2013                                                  2.854
12/12/2013                                                  2.878
12/13/2013                                                  2.866
12/16/2013                                                  2.879
12/17/2013                                                  2.836
12/18/2013                                                  2.894
12/19/2013                                                   2.93
12/20/2013                                                   2.89
12/23/2013                                                  2.928
12/24/2013                                                  2.979
12/25/2013                                                  2.979
12/26/2013                                                  2.991
12/27/2013                                                  3.001
12/30/2013                                                  2.971
12/31/2013                                                  3.029
  1/1/2014                                                  3.029
  1/2/2014                                                   2.99
  1/3/2014                                                  2.996
  1/6/2014                                                  2.959
  1/7/2014                                                   2.94
  1/8/2014                                                   2.99
  1/9/2014                                                  2.966
 1/10/2014                                                  2.859
 1/13/2014                                                  2.827
 1/14/2014                                                  2.872
 1/15/2014                                                  2.892
 1/16/2014                                                  2.842
 1/17/2014                                                   2.82
 1/20/2014                                                   2.82
 1/21/2014                                                   2.83
 1/22/2014                                                  2.866
 1/23/2014                                                  2.778
 1/24/2014                                                  2.716
 1/27/2014                                                  2.749
 1/28/2014                                                   2.75
 1/29/2014                                                  2.678
 1/30/2014                                                  2.696
 1/31/2014                                                  2.645
  2/3/2014                                                  2.577
  2/4/2014                                                   2.63
  2/5/2014                                                  2.668
  2/6/2014                                                  2.701
  2/7/2014                                                  2.684
 2/10/2014                                                  2.668
 2/11/2014                                                  2.726
 2/12/2014                                                  2.762
 2/13/2014                                                  2.733
 2/14/2014                                                  2.744
 2/17/2014                                                  2.744
 2/18/2014                                                  2.708
 2/19/2014                                                   2.74
 2/20/2014                                                  2.752
 2/21/2014                                                  2.732
 2/24/2014                                                  2.739
 2/25/2014                                                  2.703
 2/26/2014                                                  2.666
 2/27/2014                                                   2.64
 2/28/2014                                                  2.648
  3/3/2014                                                  2.602
  3/4/2014                                                  2.699
  3/5/2014                                                  2.706
  3/6/2014                                                  2.738
  3/7/2014                                                  2.789
 3/10/2014                                                  2.778
 3/11/2014                                                  2.769
 3/12/2014                                                  2.731
 3/13/2014                                                  2.645
 3/14/2014                                                  2.655
 3/17/2014                                                  2.693
 3/18/2014                                                  2.673
 3/19/2014                                                  2.773
 3/20/2014                                                  2.773
 3/21/2014                                                  2.743
 3/24/2014                                                  2.729
 3/25/2014                                                  2.749
 3/26/2014                                                  2.693
 3/27/2014                                                  2.682
 3/28/2014                                                  2.722
 3/31/2014                                                  2.719
  4/1/2014                                                  2.753
  4/2/2014                                                  2.805
  4/3/2014                                                  2.798
  4/4/2014                                                  2.722
  4/7/2014                                                  2.701
  4/8/2014                                                  2.682
  4/9/2014                                                  2.691
 4/10/2014                                                  2.648
 4/11/2014                                                  2.626
 4/14/2014                                                  2.648
 4/15/2014                                                  2.629
 4/16/2014                                                  2.629
 4/17/2014                                                  2.722
 4/18/2014                                                  2.722
 4/21/2014                                                  2.716
 4/22/2014                                                  2.711
 4/23/2014                                                    2.7
 4/24/2014                                                  2.681
 4/25/2014                                                  2.663
 4/28/2014                                                  2.701
 4/29/2014                                                  2.692
 4/30/2014                                                  2.647
  5/1/2014                                                  2.614
  5/2/2014                                                  2.585
  5/5/2014                                                  2.608
  5/6/2014                                                  2.592
  5/7/2014                                                  2.589
  5/8/2014                                                  2.617
  5/9/2014                                                  2.624
 5/12/2014                                                  2.662
 5/13/2014                                                   2.61
 5/14/2014                                                  2.544
 5/15/2014                                                   2.49
 5/16/2014                                                  2.524
 5/19/2014                                                  2.545
 5/20/2014                                                  2.512
 5/21/2014                                                  2.533
 5/22/2014                                                  2.551
 5/23/2014                                                  2.533
 5/26/2014                                                  2.533
 5/27/2014                                                  2.515
 5/28/2014                                                  2.444
 5/29/2014                                                  2.465
 5/30/2014                                                  2.477
  6/2/2014                                                  2.528
  6/3/2014                                                  2.599
  6/4/2014                                                  2.603
  6/5/2014                                                  2.583
  6/6/2014                                                  2.588
  6/9/2014                                                  2.604
 6/10/2014                                                  2.645
 6/11/2014                                                   2.64
 6/12/2014                                                  2.596
 6/13/2014                                                  2.604
 6/16/2014                                                  2.598
 6/17/2014                                                  2.653
 6/18/2014                                                  2.585
 6/19/2014                                                  2.621
 6/20/2014                                                  2.606
 6/23/2014                                                  2.627
 6/24/2014                                                  2.579
 6/25/2014                                                   2.56
 6/26/2014                                                  2.529
 6/27/2014                                                  2.535
 6/30/2014                                                  2.531
  7/1/2014                                                  2.566
  7/2/2014                                                  2.627
  7/3/2014                                                  2.639
  7/4/2014                                                  2.639
  7/7/2014                                                  2.612
  7/8/2014                                                  2.557
  7/9/2014                                                  2.551
 7/10/2014                                                  2.537
 7/11/2014                                                  2.517
 7/14/2014                                                  2.548
 7/15/2014                                                  2.548
 7/16/2014                                                  2.527
 7/17/2014                                                  2.447
 7/18/2014                                                  2.482
 7/21/2014                                                  2.468
 7/22/2014                                                  2.461
 7/23/2014                                                  2.466
 7/24/2014                                                  2.503
 7/25/2014                                                  2.466
 7/28/2014                                                  2.486
 7/29/2014                                                  2.461
 7/30/2014                                                  2.558
 7/31/2014                                                  2.559

                                   [END CHART]

            Source: Bloomberg Finance L.P.

    well, as investors sought higher yields in the low interest rate environment with both high-yield and BBB-rated bond spreads tightening more than A-rated bond spreads. (Spreads are yield differentials versus U.S. Treasury securities of comparable maturity). U.S. stocks generated double-digit returns, with little market volatility, posting steady gains during the reporting period in spite of significant geopolitical turmoil.

    At its March 2014 policy meeting, the Fed dropped its 6.5% unemployment rate threshold as a target for when it might be appropriate to raise short-term interest rates and said it was assessing a wide range of qualitative measures instead.

o HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. At the end of reporting period, the Fund Shares,

================================================================================

                                          MANAGER(S) COMMENTARY ON THE FUND |  3

================================================================================

    Institutional Shares, and Adviser Shares had a total return of 6.37%, 6.49%, and 6.08%, respectively. During the same period, the Barclays U.S. Aggregate Bond Index returned 3.97% and the Lipper Index* returned 4.48%. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 4.15%, 4.26%, and 3.88%, respectively, compared to 2.74% for the Lipper Core Plus Bond Funds Average.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We continued to seek relative values across the fixed-income market, selecting bonds one at a time for the portfolio. With the help of our team of credit analysts, we evaluate each potential investment individually, rather than on the basis of thematic trends. In keeping with our investment approach, we sought to maximize the Fund's income while maintaining an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. During the reporting period, we found value in spread (non-U.S. Treasury) sectors, including select junior subordinated debt, airline enhanced equipment trust certificates, and select high-yield bonds.

    During the reporting period, the Fund benefited from its overweight in lower-rated corporate bonds as credit spreads tightened. The portfolio's allocation to municipal securities also added value. In addition, the Fund benefited from its underweight positions in short-term and intermediate-term U.S. Treasuries and in government-sponsored agency

    *The Lipper Index tracks the performance of funds that invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. SOURCE: LIPPER, A THOMSON REUTERS COMPANY.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    mortgage-backed securities, which underperformed corporate bonds during the reporting period. Conversely, the Fund's shorter duration, relative to the Barclays U.S. Aggregate Bond Index also dampened performance amid the rally in longer duration securities. (Duration is a measure of a portfolio's sensitivity to interest rates.)

    Our credit analysts continued to analyze and monitor every holding in the portfolio. We remain committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

    Thank you for your continued investment in the Fund.

    Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                          MANAGER(S) COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USIBX)

--------------------------------------------------------------------------------
                                               7/31/14               7/31/13
--------------------------------------------------------------------------------
Net Assets                                  $1.9 Billion           $1.8 Billion
Net Asset Value Per Share                      $10.96                 $10.75

Dollar-Weighted Average
Portfolio Maturity(+)                         5.6 Years             6.6 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
     1 YEAR                           5 YEARS                      10 YEARS
     6.37%                             9.55%                         6.15%

--------------------------------------------------------------------------------
 30-DAY SEC YIELD AS OF 7/31/14*                  EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------
              3.05%                                           0.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JULY 31, 2014

--------------------------------------------------------------------------------
                 TOTAL RETURN      =     DIVIDEND RETURN       +    PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             6.15%         =           5.34%           +        0.81%
5 YEARS              9.55%         =           5.32%           +        4.23%
1 YEAR               6.37%         =           4.38%           +        1.99%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2005 - JULY 31, 2014

--------------------------------------------------------------------------------
                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
7/31/05             4.60%                4.70%                    -0.10%
7/31/06             1.62%                4.78%                    -3.16%
7/31/07             5.46%                5.05%                     0.41%
7/31/08            -0.08%                5.30%                    -5.38%
7/31/09             2.71%                6.89%                    -4.18%
7/31/10            20.30%                6.97%                    13.33%
7/31/11            10.44%                5.70%                     4.74%
7/31/12             7.27%                5.29%                     1.98%
7/31/13             4.08%                4.43%                    -0.35%
7/31/14             6.37%                4.38%                     1.99%

      NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM                                       BARCLAYS U.S.
                      BOND FUND SHARES               LIPPER INDEX           AGGREGATE BOND INDEX
 7/31/2004               $10,000.00                   $10,000.00                 $10,000.00
 8/31/2004                10,164.59                    10,180.08                  10,190.75
 9/30/2004                10,203.09                    10,206.72                  10,218.40
10/31/2004                10,280.93                    10,287.16                  10,304.09
11/30/2004                10,201.62                    10,222.86                  10,221.90
12/31/2004                10,304.04                    10,329.19                  10,315.96
 1/31/2005                10,351.36                    10,384.98                  10,380.73
 2/28/2005                10,310.18                    10,340.95                  10,319.46
 3/31/2005                10,258.05                    10,279.76                  10,266.45
 4/30/2005                10,392.94                    10,406.24                  10,405.40
 5/31/2005                10,481.96                    10,515.50                  10,517.97
 6/30/2005                10,552.77                    10,577.18                  10,575.33
 7/31/2005                10,459.08                    10,494.57                  10,479.05
 8/31/2005                10,592.33                    10,625.89                  10,613.39
 9/30/2005                10,500.48                    10,518.13                  10,504.06
10/31/2005                10,434.03                    10,431.50                  10,420.93
11/30/2005                10,485.73                    10,469.69                  10,467.02
12/31/2005                10,581.78                    10,565.00                  10,566.54
 1/31/2006                10,567.66                    10,578.45                  10,567.13
 2/28/2006                10,599.59                    10,609.66                  10,602.21
 3/31/2006                10,529.09                    10,507.11                  10,498.17
 4/30/2006                10,496.37                    10,492.53                  10,479.14
 5/31/2006                10,497.85                    10,481.12                  10,467.96
 6/30/2006                10,512.01                    10,492.33                  10,490.15
 7/31/2006                10,639.18                    10,637.90                  10,632.00
 8/31/2006                10,802.29                    10,797.81                  10,794.75
 9/30/2006                10,924.44                    10,888.18                  10,889.58
10/31/2006                10,999.92                    10,961.73                  10,961.61
11/30/2006                11,133.75                    11,088.68                  11,088.78
12/31/2006                11,078.61                    11,036.75                  11,024.43
 1/31/2007                11,088.01                    11,025.54                  11,019.90
 2/28/2007                11,268.30                    11,204.06                  11,189.83
 3/31/2007                11,260.63                    11,200.20                  11,190.17
 4/30/2007                11,329.08                    11,256.56                  11,250.51
 5/31/2007                11,230.22                    11,161.09                  11,165.25
 6/30/2007                11,204.28                    11,115.60                  11,132.22
 7/31/2007                11,219.64                    11,176.91                  11,225.08
 8/31/2007                11,306.80                    11,277.75                  11,362.66
 9/30/2007                11,386.27                    11,398.49                  11,448.86
10/31/2007                11,457.40                    11,473.27                  11,551.70
11/30/2007                11,522.75                    11,621.66                  11,759.44
12/31/2007                11,503.73                    11,635.75                  11,792.47
 1/31/2008                11,554.20                    11,829.87                  11,990.56
 2/29/2008                11,467.99                    11,770.71                  12,007.20
 3/31/2008                11,399.52                    11,648.85                  12,048.17
 4/30/2008                11,380.21                    11,709.61                  12,022.99
 5/31/2008                11,412.27                    11,617.84                  11,934.83
 6/30/2008                11,323.07                    11,521.30                  11,925.18
 7/31/2008                11,210.52                    11,410.74                  11,915.46
 8/31/2008                11,208.94                    11,479.05                  12,028.54
 9/30/2008                10,767.62                    11,121.72                  11,866.98
10/31/2008                10,023.34                    10,707.82                  11,586.87
11/30/2008                 9,831.40                    10,690.19                  11,964.02
12/31/2008                 9,720.53                    11,087.88                  12,410.39
 1/31/2009                 9,755.81                    11,071.07                  12,300.88
 2/28/2009                 9,691.01                    10,947.12                  12,254.46
 3/31/2009                 9,888.52                    11,154.09                  12,424.81
 4/30/2009                10,125.43                    11,346.63                  12,484.21
 5/31/2009                10,809.09                    11,618.53                  12,574.77
 6/30/2009                11,117.06                    11,758.24                  12,646.29
 7/31/2009                11,518.63                    12,099.14                  12,850.27
 8/31/2009                11,886.34                    12,271.94                  12,983.32
 9/30/2009                12,275.54                    12,496.60                  13,119.71
10/31/2009                12,498.06                    12,610.37                  13,184.49
11/30/2009                12,675.35                    12,766.30                  13,355.18
12/31/2009                12,720.07                    12,673.56                  13,146.42
 1/31/2010                13,082.02                    12,902.51                  13,347.25
 2/28/2010                13,172.11                    12,967.54                  13,397.09
 3/31/2010                13,373.08                    13,039.89                  13,380.62
 4/30/2010                13,629.76                    13,220.84                  13,519.91
 5/31/2010                13,474.87                    13,226.48                  13,633.67
 6/30/2010                13,596.98                    13,439.86                  13,847.47
 7/31/2010                13,853.57                    13,625.67                  13,995.21
 8/31/2010                14,091.12                    13,830.79                  14,175.29
 9/30/2010                14,294.04                    13,912.65                  14,190.40
10/31/2010                14,508.03                    13,996.67                  14,240.92
11/30/2010                14,471.77                    13,886.62                  14,159.07
12/31/2010                14,431.19                    13,765.67                  14,006.39
 1/31/2011                14,616.79                    13,838.37                  14,022.69
 2/28/2011                14,738.12                    13,894.92                  14,057.77
 3/31/2011                14,807.09                    13,911.38                  14,065.53
 4/30/2011                15,046.91                    14,117.25                  14,244.08
 5/31/2011                15,224.72                    14,266.48                  14,429.97
 6/30/2011                15,104.49                    14,197.08                  14,387.72
 7/31/2011                15,298.18                    14,395.89                  14,616.02
 8/31/2011                15,148.48                    14,455.67                  14,829.56
 9/30/2011                15,017.06                    14,422.10                  14,937.44
10/31/2011                15,226.76                    14,542.03                  14,953.49
11/30/2011                15,160.54                    14,448.64                  14,940.51
12/31/2011                15,346.71                    14,630.37                  15,104.72
 1/31/2012                15,628.06                    14,880.28                  15,237.35
 2/29/2012                15,768.00                    14,936.55                  15,233.85
 3/31/2012                15,804.82                    14,900.61                  15,150.38
 4/30/2012                15,956.92                    15,076.63                  15,318.35
 5/31/2012                15,994.13                    15,178.92                  15,456.95
 6/30/2012                16,076.86                    15,235.28                  15,463.01
 7/31/2012                16,411.02                    15,499.81                  15,676.30
 8/31/2012                16,544.24                    15,554.07                  15,686.54
 9/30/2012                16,707.09                    15,650.94                  15,708.13
10/31/2012                16,934.89                    15,718.74                  15,739.03
11/30/2012                17,020.71                    15,769.00                  15,763.86
12/31/2012                17,065.19                    15,774.32                  15,741.42
 1/31/2013                17,126.44                    15,715.04                  15,631.32
 2/28/2013                17,267.56                    15,800.29                  15,709.67
 3/31/2013                17,361.87                    15,829.05                  15,722.21
 4/30/2013                17,594.24                    16,001.44                  15,881.30
 5/31/2013                17,402.38                    15,720.50                  15,597.95
 6/30/2013                16,973.32                    15,380.59                  15,356.67
 7/31/2013                17,081.29                    15,436.60                  15,377.66
 8/31/2013                16,985.19                    15,324.52                  15,299.06
 9/30/2013                17,078.06                    15,512.05                  15,443.89
10/31/2013                17,299.67                    15,658.31                  15,568.76
11/30/2013                17,315.88                    15,629.48                  15,510.46
12/31/2013                17,289.19                    15,538.16                  15,422.81
 1/31/2014                17,542.28                    15,761.22                  15,650.69
 2/28/2014                17,686.03                    15,863.52                  15,733.90
 3/31/2014                17,747.74                    15,835.80                  15,707.11
 4/30/2014                17,922.92                    15,963.18                  15,839.65
 5/31/2014                18,098.06                    16,148.96                  16,019.99
 6/30/2014                18,159.06                    16,174.04                  16,028.27
 7/31/2014                18,168.95                    16,127.51                  15,988.07

                                   [END CHART]

                          Data from 7/31/04 to 7/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The Lipper Index tracks the performance of funds that invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. SOURCE: LIPPER, A THOMSON REUTERS COMPANY.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA INTERMEDIATE-TERM            LIPPER CORE PLUS
                       BOND FUND SHARES              BOND FUNDS AVERAGE
7/31/2005                    4.65%                           3.73%
7/31/2006                    4.89%                           4.22%
7/31/2007                    5.09%                           4.57%
7/31/2008                    5.70%                           5.03%
7/31/2009                    6.47%                           4.66%
7/31/2010                    5.77%                           3.86%
7/31/2011                    5.23%                           3.24%
7/31/2012                    4.93%                           2.85%
7/31/2013                    4.46%                           2.57%
7/31/2014                    4.15%                           2.74%

                             [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/05 to 7/31/14.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIITX)


--------------------------------------------------------------------------------
                                          7/31/14                  7/31/13
--------------------------------------------------------------------------------

Net Assets                              $1.3 Billion             $1.1 Billion
Net Asset Value Per Share                  $10.96                   $10.75


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
   1 YEAR                      5 YEARS                SINCE INCEPTION 8/01/08

   6.49%                        9.70%                          8.53%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13*
--------------------------------------------------------------------------------

                                      0.55%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM                                       BARCLAYS U.S.
              BOND FUND INSTITUTIONAL SHARES         LIPPER INDEX           AGGREGATE BOND INDEX
 7/31/2008               $10,000.00                   $10,000.00                 $10,000.00
 8/31/2008                 9,995.51                    10,059.87                  10,094.91
 9/30/2008                 9,603.48                     9,746.71                   9,959.32
10/31/2008                 8,941.32                     9,383.98                   9,724.23
11/30/2008                 8,771.29                     9,368.53                  10,040.76
12/31/2008                 8,673.92                     9,717.05                  10,415.37
 1/31/2009                 8,706.83                     9,702.33                  10,323.47
 2/28/2009                 8,650.28                     9,593.70                  10,284.50
 3/31/2009                 8,827.96                     9,775.08                  10,427.47
 4/30/2009                 9,040.93                     9,943.81                  10,477.33
 5/31/2009                 9,652.88                    10,182.10                  10,553.32
 6/30/2009                 9,929.45                    10,304.54                  10,613.35
 7/31/2009                10,289.85                    10,603.29                  10,784.54
 8/31/2009                10,619.91                    10,754.73                  10,896.20
 9/30/2009                10,969.35                    10,951.61                  11,010.66
10/31/2009                11,170.03                    11,051.31                  11,065.03
11/30/2009                11,330.16                    11,187.97                  11,208.28
12/31/2009                11,372.15                    11,106.69                  11,033.08
 1/31/2010                11,697.42                    11,307.34                  11,201.62
 2/28/2010                11,779.67                    11,364.32                  11,243.45
 3/31/2010                11,949.41                    11,427.73                  11,229.63
 4/30/2010                12,193.02                    11,586.31                  11,346.52
 5/31/2010                12,056.28                    11,591.25                  11,442.00
 6/30/2010                12,167.42                    11,778.25                  11,621.43
 7/31/2010                12,399.30                    11,941.09                  11,745.42
 8/31/2010                12,613.97                    12,120.85                  11,896.55
 9/30/2010                12,797.72                    12,192.59                  11,909.23
10/31/2010                12,991.55                    12,266.22                  11,951.63
11/30/2010                12,961.29                    12,169.77                  11,882.94
12/31/2010                12,927.36                    12,063.78                  11,754.80
 1/31/2011                13,095.79                    12,127.49                  11,768.48
 2/28/2011                13,206.51                    12,177.05                  11,797.92
 3/31/2011                13,270.59                    12,191.48                  11,804.44
 4/30/2011                13,474.88                    12,371.90                  11,954.28
 5/31/2011                13,649.10                    12,502.68                  12,110.29
 6/30/2011                13,543.39                    12,441.86                  12,074.83
 7/31/2011                13,719.21                    12,616.09                  12,266.44
 8/31/2011                13,587.04                    12,668.48                  12,445.65
 9/30/2011                13,470.13                    12,639.06                  12,536.18
10/31/2011                13,659.13                    12,744.16                  12,549.65
11/30/2011                13,600.79                    12,662.31                  12,538.76
12/31/2011                13,768.99                    12,821.58                  12,676.57
 1/31/2012                14,022.38                    13,040.59                  12,787.88
 2/29/2012                14,148.83                    13,089.91                  12,784.95
 3/31/2012                14,182.91                    13,058.41                  12,714.90
 4/30/2012                14,320.11                    13,212.66                  12,855.86
 5/31/2012                14,354.33                    13,302.31                  12,972.18
 6/30/2012                14,429.43                    13,351.70                  12,977.27
 7/31/2012                14,730.70                    13,583.53                  13,156.26
 8/31/2012                14,851.51                    13,631.08                  13,164.86
 9/30/2012                14,998.77                    13,715.97                  13,182.98
10/31/2012                15,204.39                    13,775.39                  13,208.91
11/30/2012                15,283.23                    13,819.44                  13,229.75
12/31/2012                15,324.47                    13,824.10                  13,210.92
 1/31/2013                15,380.41                    13,772.15                  13,118.52
 2/28/2013                15,508.42                    13,846.86                  13,184.27
 3/31/2013                15,594.54                    13,872.06                  13,194.80
 4/30/2013                15,804.67                    14,023.14                  13,328.31
 5/31/2013                15,633.59                    13,776.93                  13,090.51
 6/30/2013                15,263.30                    13,479.04                  12,888.02
 7/31/2013                15,346.95                    13,528.13                  12,905.64
 8/31/2013                15,261.84                    13,429.91                  12,839.67
 9/30/2013                15,360.79                    13,594.26                  12,961.22
10/31/2013                15,546.78                    13,722.43                  13,066.01
11/30/2013                15,562.59                    13,697.17                  13,017.09
12/31/2013                15,539.84                    13,617.14                  12,943.53
 1/31/2014                15,769.19                    13,812.61                  13,134.78
 2/28/2014                15,900.11                    13,902.27                  13,204.61
 3/31/2014                15,957.39                    13,877.98                  13,182.12
 4/30/2014                16,116.67                    13,989.61                  13,293.36
 5/31/2014                16,276.00                    14,152.42                  13,444.71
 6/30/2014                16,347.03                    14,174.40                  13,451.66
 7/31/2014                16,342.55                    14,133.62                  13,417.92

                                   [END CHART]

                       Data from 7/31/08 through 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA INTERMEDIATE-TERM              LIPPER CORE PLUS
                   BOND FUND INSTITUTIONAL SHARES        BOND FUNDS AVERAGE
7/31/2010                     5.95%                            3.86%
7/31/2011                     5.43%                            3.24%
7/31/2012                     5.02%                            2.85%
7/31/2013                     4.55%                            2.57%
7/31/2014                     4.26%                            2.74%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/10 to 7/31/14.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND ADVISER SHARES
(ADVISER SHARES) (Ticker Symbol: UITBX)

--------------------------------------------------------------------------------
                                           7/31/14                7/31/13
--------------------------------------------------------------------------------
Net Assets                               $42.8 Million          $8.9 Million
Net Asset Value Per Share                   $10.95                 $10.74

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
     1 YEAR                                        SINCE INCEPTION 8/01/10
     6.08%                                                   6.71%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 7/31/14*
--------------------------------------------------------------------------------
    UNSUBSIDIZED              2.65%         SUBSIDIZED           2.76%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13**
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT     1.06%     AFTER REIMBURSEMENT      0.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.95% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA INTERMEDIATE-TERM                                      BARCLAYS U.S.
               BOND FUND ADVISER SHARES          LIPPER INDEX           AGGREGATE BOND INDEX
 7/31/2010           $10,000.00                   $10,000.00                 $10,000.00
 8/31/2010            10,167.97                    10,150.54                  10,128.67
 9/30/2010            10,321.93                    10,210.61                  10,139.47
10/31/2010            10,473.75                    10,272.28                  10,175.57
11/30/2010            10,444.97                    10,191.51                  10,117.09
12/31/2010            10,402.80                    10,102.74                  10,007.99
 1/31/2011            10,534.01                    10,156.10                  10,019.64
 2/28/2011            10,629.23                    10,197.61                  10,044.70
 3/31/2011            10,666.05                    10,209.68                  10,050.25
 4/30/2011            10,836.23                    10,360.78                  10,177.83
 5/31/2011            10,961.69                    10,470.30                  10,310.65
 6/30/2011            10,882.66                    10,419.36                  10,280.46
 7/31/2011            11,019.42                    10,565.27                  10,443.59
 8/31/2011            10,898.39                    10,609.15                  10,596.17
 9/30/2011            10,800.87                    10,584.51                  10,673.26
10/31/2011            10,949.26                    10,672.52                  10,684.72
11/30/2011            10,909.42                    10,603.98                  10,675.45
12/31/2011            11,040.42                    10,737.36                  10,792.78
 1/31/2012            11,240.16                    10,920.77                  10,887.55
 2/29/2012            11,327.45                    10,962.07                  10,885.05
 3/31/2012            11,350.95                    10,935.69                  10,825.41
 4/30/2012            11,468.29                    11,064.87                  10,945.43
 5/31/2012            11,492.11                    11,139.94                  11,044.46
 6/30/2012            11,537.81                    11,181.31                  11,048.79
 7/31/2012            11,774.97                    11,375.45                  11,201.19
 8/31/2012            11,867.33                    11,415.27                  11,208.51
 9/30/2012            11,981.60                    11,486.36                  11,223.94
10/31/2012            12,142.42                    11,536.12                  11,246.01
11/30/2012            12,211.85                    11,573.01                  11,263.76
12/31/2012            12,240.84                    11,576.91                  11,247.72
 1/31/2013            12,270.24                    11,533.41                  11,169.05
 2/28/2013            12,379.76                    11,595.97                  11,225.04
 3/31/2013            12,444.20                    11,617.08                  11,234.00
 4/30/2013            12,596.42                    11,743.60                  11,347.67
 5/31/2013            12,455.72                    11,537.42                  11,145.21
 6/30/2013            12,156.60                    11,287.95                  10,972.81
 7/31/2013            12,219.48                    11,329.06                  10,987.81
 8/31/2013            12,147.56                    11,246.80                  10,931.64
 9/30/2013            12,222.46                    11,384.43                  11,035.13
10/31/2013            12,377.93                    11,491.77                  11,124.35
11/30/2013            12,386.38                    11,470.61                  11,082.70
12/31/2013            12,352.59                    11,403.60                  11,020.07
 1/31/2014            12,531.20                    11,567.29                  11,182.90
 2/28/2014            12,643.21                    11,642.38                  11,242.36
 3/31/2014            12,672.93                    11,622.04                  11,223.21
 4/30/2014            12,795.45                    11,715.52                  11,317.91
 5/31/2014            12,917.79                    11,851.87                  11,446.77
 6/30/2014            12,970.20                    11,870.27                  11,452.69
 7/31/2014            12,962.55                    11,836.12                  11,423.96

                                   [END CHART]

                         Data from 7/31/10 to 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA INTERMEDIATE-TERM              LIPPER CORE PLUS
                      BOND FUND ADVISER SHARES            BOND FUNDS AVERAGE
7/31/2012                     4.65%                            2.85%
7/31/2013                     4.15%                            2.57%
7/31/2014                     3.88%                            2.74%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/12 to 7/31/14.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                       o PORTFOLIO RATINGS MIX - 7/31/14 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                       12.1%
AA                                                                         7.7%
A                                                                         21.3%
BBB                                                                       49.4%
BELOW INVESTMENT-GRADE                                                     9.3%
UNRATED                                                                    0.2%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 20-46.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                         o ASSET ALLOCATION - 7/31/14 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                               53.1%
COMMERCIAL MORTGAGE SECURITIES                                      14.9%
EURODOLLAR AND YANKEE OBLIGATIONS                                   14.3%
MUNICIPAL BONDS                                                      4.3%
PREFERRED STOCKS                                                     2.8%
U.S. TREASURY SECURITIES                                             2.5%
U.S. GOVERNMENT AGENCY ISSUES                                        1.5%
ASSET-BACKED SECURITIES                                              1.4%
FOREIGN GOVERNMENT OBLIGATIONS                                       0.4%
COLLATERALIZED MORTGAGE OBLIGATIONS                                  0.1%
MONEY MARKET INSTRUMENTS                                             4.2%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2014:

 DIVIDEND RECEIVED             LONG-TERM
DEDUCTION (CORPORATE         CAPITAL GAIN           QUALIFIED INTEREST
  SHAREHOLDERS)(1)          DISTRIBUTIONS(2)              INCOME
----------------------------------------------------------------------
       2.82%                  $1,133,000             $124,471,000
----------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2014, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INTERMEDIATE-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Intermediate-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Bond Fund at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2014

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  19

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2014

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (53.1%)

            CONSUMER DISCRETIONARY (1.5%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.2%)
$    5,500  CST Brands, Inc.                                     5.00%         5/01/2023           $    5,459
                                                                                                   ----------
            CABLE & SATELLITE (0.2%)
     1,000  Comcast Corp.                                        6.50          1/15/2017                1,132
     5,000  NBCUniversal Enterprise, Inc.(a)                     1.97          4/15/2019                4,933
                                                                                                   ----------
                                                                                                        6,065
                                                                                                   ----------
            CATALOG RETAIL (0.0%)
     1,000  QVC, Inc.(a)                                         7.38         10/15/2020                1,070
                                                                                                   ----------
            DEPARTMENT STORES (0.2%)
     3,200  Dillard's, Inc.                                      7.13          8/01/2018                3,668
       851  Macy's Retail Holdings, Inc.                         5.90         12/01/2016                  944
     2,000  Macy's Retail Holdings, Inc.                         7.45          7/15/2017                2,332
                                                                                                   ----------
                                                                                                        6,944
                                                                                                   ----------
            HOME FURNISHINGS (0.1%)
     4,848  Serta Simmons Holdings, LLC(b)                       4.25         10/01/2019                4,856
                                                                                                   ----------
            HOUSEHOLD APPLIANCES (0.0%)
     1,000  Whirlpool Corp.                                      7.75          7/15/2016                1,124
                                                                                                   ----------
            RESTAURANTS (0.5%)
    15,461  ARAMARK Holdings Corp.(b)                            3.25          9/07/2019               15,331
                                                                                                   ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
     1,000  Service Corp. International                          7.63         10/01/2018                1,168
     2,000  Service Corp. International(a)                       5.38          5/15/2024                2,047
                                                                                                   ----------
                                                                                                        3,215
                                                                                                   ----------
            SPECIALTY STORES (0.2%)
     4,913  Harbor Freight Tools USA, Inc.(b)                    4.75          7/26/2019                4,934
     2,000  Sally Holdings, LLC / Sally Capital Inc.             5.75          6/01/2022                2,090
                                                                                                   ----------
                                                                                                        7,024
                                                                                                   ----------
            Total Consumer Discretionary                                                               51,088
                                                                                                   ----------

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (0.9%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
$    2,000  Cargill, Inc.(a)                                     6.00%        11/27/2017           $    2,269
                                                                                                   ----------
            DRUG RETAIL (0.3%)
     9,403  CVS Pass-Through Trust(a)                            5.93          1/10/2034               10,808
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.5%)
    15,000  Kraft Foods Group, Inc.                              3.50          6/06/2022               15,319
                                                                                                   ----------
            Total Consumer Staples                                                                     28,396
                                                                                                   ----------
            ENERGY (8.7%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     2,500  Peabody Energy Corp.                                 6.00         11/15/2018                2,506
                                                                                                   ----------
            INTEGRATED OIL & GAS (0.1%)
     2,000  Hess Corp.                                           8.13          2/15/2019                2,495
                                                                                                   ----------
            OIL & GAS DRILLING (0.6%)
    10,000  Nabors Industries, Inc.                              4.63          9/15/2021               10,816
     3,000  Noble Holding International Ltd.                     3.95          3/15/2022                3,077
     5,000  Transocean, Inc.                                     5.05         12/15/2016                5,415
                                                                                                   ----------
                                                                                                       19,308
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
     2,000  Exterran Holdings, Inc.                              7.25         12/01/2018                2,095
     3,079  SEACOR Holdings, Inc.                                7.38         10/01/2019                3,464
     2,000  SESI, LLC                                            7.13         12/15/2021                2,235
     2,000  Weatherford Bermuda                                  9.63          3/01/2019                2,600
                                                                                                   ----------
                                                                                                       10,394
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.0%)
     8,000  Anadarko Petroleum Corp.                             6.38          9/15/2017                9,139
     3,000  Chesapeake Energy Corp.                              6.63          8/15/2020                3,358
     4,000  Denbury Resources, Inc.                              6.38          8/15/2021                4,200
     2,000  Devon Energy Corp.                                   6.30          1/15/2019                2,336
     2,000  EQT Corp.                                            6.50          4/01/2018                2,297
     1,000  EQT Corp.                                            8.13          6/01/2019                1,240
     3,000  EQT Corp.                                            4.88         11/15/2021                3,273
     3,000  Linn Energy, LLC                                     6.25         11/01/2019                3,060
     3,000  Newfield Exploration Co.                             6.88          2/01/2020                3,135
     2,000  Newfield Exploration Co.                             5.75          1/30/2022                2,190
     2,000  Noble Energy, Inc.                                   8.25          3/01/2019                2,498
     5,000  Pioneer Natural Resource                             3.95          7/15/2022                5,229
     1,000  Polar Tankers, Inc.(a)                               5.95          5/10/2037                1,165
       900  QEP Resources, Inc.                                  6.80          3/01/2020                  986
     5,000  QEP Resources, Inc.                                  6.88          3/01/2021                5,562

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  Samson Investment Co.(b)                              5.00%        9/25/2018           $    4,991
    10,000  Southwestern Energy Co.                               4.10         3/15/2022               10,561
                                                                                                   ----------
                                                                                                       65,220
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.1%)
     1,000  Citgo Petroleum Corp.(a)                             11.50         7/01/2017                1,066
     2,000  Motiva Enterprises, LLC(a)                            5.75         1/15/2020                2,258
                                                                                                   ----------
                                                                                                        3,324
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (5.5%)
       250  Buckeye Partners, LP                                  5.13         7/01/2017                  266
    10,000  Buckeye Partners, LP                                  2.65        11/15/2018               10,121
     3,000  DCP Midstream Operating, LP                           4.95         4/01/2022                3,266
     4,000  DCP Midstream Operating, LP                           3.88         3/15/2023                4,045
    18,000  DCP Midstream, LLC(a)                                 5.85         5/21/2043               17,550
     2,000  El Paso Pipeline Partners Operating, LLC              6.50         4/01/2020                2,333
     5,000  El Paso Pipeline Partners Operating, LLC              5.00        10/01/2021                5,451
     1,000  El Paso, LLC                                          6.50         9/15/2020                1,105
    19,000  Enbridge Energy Partners, LP                          8.05        10/01/2077               21,517
     1,000  Energy Transfer Partners, LP                          9.70         3/15/2019                1,300
    16,000  Energy Transfer Partners, LP                          3.24(c)     11/01/2066               15,040
     1,000  Enterprise Products Operating, LLC                    8.38         8/01/2066                1,124
     5,000  Enterprise Products Operating, LLC                    7.00         6/01/2067                5,331
     7,550  Enterprise Products Operating, LLC                    7.03         1/15/2068                8,604
     5,000  EQT Midstream Partners, LP                            4.00         8/01/2024                4,951
     6,000  Kinder Morgan, Inc.(a)                                5.00         2/15/2021                6,113
    12,000  NGPL PipeCo, LLC(a)                                   7.12        12/15/2017               12,150
     2,000  NuStar Logistics, LP                                  8.15         4/15/2018                2,305
     5,000  NuStar Logistics, LP(d)                               4.80         9/01/2020                5,088
     3,000  NuStar Logistics, LP(d)                               4.75         2/01/2022                3,030
     2,000  Oneok Partners, LP                                    8.63         3/01/2019                2,514
     8,000  ONEOK, Inc.                                           4.25         2/01/2022                7,888
     1,000  Plains All American Pipeline, LP                      8.75         5/01/2019                1,279
     1,000  Questar Pipeline Co.                                  5.83         2/01/2018                1,129
     5,000  Rockies Express Pipeline, LLC(a)                      3.90         4/15/2015                5,025
     3,000  Southeast Supply Header(a)                            4.85         8/15/2014                3,003
     2,000  Southern Natural Gas Co., LLC(a),(d)                  5.90         4/01/2017                2,247
     2,000  Southern Union Co.                                    3.24(c)     11/01/2066                1,680
     1,000  Spectra Energy Capital, LLC                           8.00        10/01/2019                1,254
     1,000  Sunoco, Inc.                                          9.63         4/15/2015                1,058
     3,000  Targa Resources Partners, LP                          6.88         2/01/2021                3,188
     1,000  Tennessee Gas Pipeline Co.                            8.00         2/01/2016                1,107
     2,000  Tennessee Gas Pipeline Co.                            7.00        10/15/2028                2,560
     5,000  Western Gas Partners, LP(e)                           5.38         6/01/2021                5,629

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   10,000  Williams Companies., Inc.                            4.55%         6/24/2024           $    9,983
                                                                                                   ----------
                                                                                                      180,234
                                                                                                   ----------
            Total Energy                                                                              283,481
                                                                                                   ----------
            FINANCIALS (24.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
    10,000  Ares Capital Corp.                                   4.88         11/30/2018               10,548
    10,000  FS Investment Corp.                                  4.00          7/15/2019               10,028
    10,000  Prospect Capital Corp.                               5.00          7/15/2019               10,393
    18,725  State Street Capital Trust IV                        1.23(c)       6/15/2037               16,291
                                                                                                   ----------
                                                                                                       47,260
                                                                                                   ----------
            CONSUMER FINANCE (0.4%)
     5,000  Ally Financial, Inc.                                 4.63          6/26/2015                5,094
     8,000  American Express Co.(e)                              6.80          9/01/2066                8,740
                                                                                                   ----------
                                                                                                       13,834
                                                                                                   ----------
            DIVERSIFIED BANKS (0.6%)
     1,000  Comerica Bank                                        5.20          8/22/2017                1,103
     6,035  Compass Bank                                         6.40         10/01/2017                6,676
     7,500  USB Realty Corp.(a)                                  1.38(c)               -(f)             6,937
     5,000  Wells Fargo & Co.                                    3.50          3/08/2022                5,165
                                                                                                   ----------
                                                                                                       19,881
                                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    10,000  Morgan Stanley                                       4.88         11/01/2022               10,665
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (2.7%)
     3,000  American Equity Investment Life Holding Co.          6.63          7/15/2021                3,210
     2,000  Forethought Financial Group(a)                       8.63          4/15/2021                2,279
    13,018  Lincoln National Corp.                               7.00          5/17/2066               13,433
     5,000  MetLife Capital Trust X(a)                           9.25          4/08/2038                7,200
     8,000  MetLife, Inc.                                        6.40         12/15/2036                9,006
     1,000  Ohio National Financial Services, Inc.(a)            6.38          4/30/2020                1,160
     2,000  Ohio National Financial Services, Inc.(a)            6.63          5/01/2031                2,422
     5,000  Primerica, Inc.                                      4.75          7/15/2022                5,441
     3,000  Principal Financial Global Fund, LLC                 0.75(c)       1/10/2031                2,651
     2,000  Prudential Financial, Inc.                           6.00         12/01/2017                2,275
    10,000  Prudential Financial, Inc.                           5.88          9/15/2042               10,875
     5,000  Prudential Holdings, LLC(a)                          7.25         12/18/2023                6,154
    20,471  StanCorp Financial Group, Inc.                       6.90          6/01/2067               21,546
     2,000  Travelers Life & Annuity Global Funding I(a)         5.13          8/15/2014                2,003
                                                                                                   ----------
                                                                                                       89,655
                                                                                                   ----------
            MULTI-LINE INSURANCE (1.6%)
     2,000  American International Group, Inc.                   8.18           5/15/2058               2,772
    10,000  Genworth Holdings, Inc.                              6.15          11/15/2066               9,125

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   15,000  Glen Meadow Pass-Through Trust(a)                    6.51%         2/12/2067           $   14,887
     2,000  HCC Insurance Holdings, Inc.                         6.30         11/15/2019                2,330
     3,000  Kemper Corp.                                         6.00         11/30/2015                3,189
    20,235  Nationwide Mutual Insurance Co.(a),(d)               5.81         12/15/2024               20,488
                                                                                                   ----------
                                                                                                       52,791
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (1.0%)
     5,000  Berkshire Hathaway Finance Corp.                     1.30          5/15/2018                4,930
    10,000  BNSF Funding Trust I                                 6.61         12/15/2055               11,270
    14,513  Leucadia National Corp.                              8.13          9/15/2015               15,602
                                                                                                   ----------
                                                                                                       31,802
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
     1,000  Bank of America Corp.                                8.00                  -(f)             1,105
     1,000  Bank of America Corp.                                8.13                  -(f)             1,112
     2,000  Bank of America Corp.                                5.63         10/14/2016                2,184
     2,000  Bank of America Corp.                                5.75         12/01/2017                2,245
    10,000  Bank of America Corp.                                1.30(c)       3/22/2018               10,170
     2,000  Bank of America, N.A.                                6.10          6/15/2017                2,243
     2,000  Citigroup, Inc.                                      6.38          8/12/2014                2,002
     2,000  Countrywide Financial Corp.                          6.25          5/15/2016                2,173
     6,440  GE Capital Trust I                                   6.38         11/15/2067                7,165
     5,000  General Electric Capital Corp.                       6.25                  -(f)             5,559
     9,000  General Electric Capital Corp.                       6.38         11/15/2067               10,039
     5,000  Icahn Enterprises, LP                                3.50          3/15/2017                4,988
     2,000  JPMorgan Chase Capital XIII                          1.18(c)       9/30/2034                1,765
    12,000  JPMorgan Chase Capital XXI                           1.17(c)       2/02/2037               10,470
                                                                                                   ----------
                                                                                                       63,220
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (5.2%)
     2,000  Allied World Assurance Holdings Ltd.                 7.50          8/01/2016                2,236
     2,000  Allied World Assurance Holdings Ltd.                 5.50         11/15/2020                2,238
    10,000  Allstate Corp.                                       6.13          5/15/2037               10,737
    15,000  Allstate Corp.                                       5.75          8/15/2053               16,162
     7,500  AmTrust Financial Services, Inc.(a)                  6.13          8/15/2023                7,913
     3,000  Assured Guaranty Municipal Holdings, Inc.(a)         6.40         12/15/2066                2,685
     1,535  Assured Guaranty U.S. Holdings, Inc.                 7.00          6/01/2034                1,730
     2,425  Assured Guaranty U.S. Holdings, Inc.                 6.40         12/15/2066                2,249
    25,000  Chubb Corp.                                          6.38          3/29/2067               27,687
     9,760  Ironshore Holdings, Inc.(a),(d)                      8.50          5/15/2020               11,537
     3,000  Liberty Mutual Group, Inc.(a)                        7.00          3/15/2037                3,195
     4,000  Markel Corp.                                         3.63          3/30/2023                3,978
     5,000  Navigators Group, Inc.                               5.75         10/15/2023                5,466
    15,000  Oil Insurance Ltd.(a)                                3.22(c)               -(f)            13,950
     7,025  Onebeacon US Holdings, Inc.                          4.60         11/09/2022                7,219
    10,000  ProAssurance Corp.                                   5.30         11/15/2023               10,852

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   20,010  Progressive Corp.                                    6.70%         6/15/2067           $   22,111
     5,000  RLI Corp.                                            4.88          9/15/2023                5,112
     5,000  Sirius International Group(a)                        6.38          3/20/2017                5,573
     5,000  Travelers Companies, Inc.                            6.25          3/15/2037                5,400
                                                                                                   ----------
                                                                                                      168,030
                                                                                                   ----------
            REGIONAL BANKS (3.2%)
     1,750  BOKF, N.A.                                           0.91(c)       5/15/2017                1,739
     2,000  Cullen/Frost Bankers, Inc.                           0.75(c)       2/15/2017                1,985
     2,000  Cullen/Frost Capital Trust II                        1.78(c)       3/01/2034                1,755
     1,000  First Maryland Capital Trust I                       1.23(c)       1/15/2027                  930
    10,000  First Niagara Financial Group, Inc.                  7.25         12/15/2021               11,436
     3,000  First Tennessee Bank, N.A.                           5.65          4/01/2016                3,179
    10,000  FirstMerit Corp.                                     4.35          2/04/2023               10,429
     2,000  Fulton Capital Trust I                               6.29          2/01/2036                1,955
     2,000  Key Bank, N.A.                                       5.45          3/03/2016                2,143
       750  KeyCorp Capital II                                   6.88          3/17/2029                  855
     2,395  M&T Capital Trust I                                  8.23          2/01/2027                2,436
    16,000  Manufacturers & Traders Trust Co.(e)                 5.63         12/01/2021               16,645
    15,000  RBS Citizens Financial Group, Inc.(a)                4.15          9/28/2022               15,091
     2,000  Regions Financial Corp.                              7.75         11/10/2014                2,038
     1,000  Regions Financial Corp.                              5.75          6/15/2015                1,042
    12,000  Suntrust Capital I                                   0.89(c)       5/15/2027               10,380
     2,000  TCF National Bank                                    5.50          2/01/2016                2,033
     5,000  UnionBanCal Corp.                                    3.50          6/18/2022                5,117
     5,000  Webster Financial Corp.                              4.38          2/15/2024                5,067
     1,000  Whitney National Bank                                5.88          4/01/2017                1,045
     1,000  Wilmington Trust Corp.                               8.50          4/02/2018                1,210
     3,500  Wintrust Financial Corp.                             5.00          6/13/2024                3,630
     1,000  Zions Bancorp.                                       6.00          9/15/2015                1,052
                                                                                                   ----------
                                                                                                      103,192
                                                                                                   ----------
            REINSURANCE (0.6%)
     5,000  Alleghany Corp.(d)                                   5.63          9/15/2020                5,629
     6,259  Alterra USA Holdings Ltd.(a)                         7.20          4/14/2017                6,951
     5,000  Platinum Underwriters Finance, Inc.                  7.50          6/01/2017                5,715
                                                                                                   ----------
                                                                                                       18,295
                                                                                                   ----------
            REITs - DIVERSIFIED (0.3%)
     1,000  Liberty Property, LP                                 5.13          3/02/2015                1,025
     1,000  Liberty Property, LP                                 6.63         10/01/2017                1,138
     4,000  Washington REIT                                      5.35          5/01/2015                4,121
     5,000  Washington REIT                                      3.95         10/15/2022                4,992
                                                                                                   ----------
                                                                                                       11,276
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            REITs - HEALTH CARE (0.1%)
$    2,000  HCP, Inc.                                            6.30%         9/15/2016           $    2,219
     2,000  Nationwide Health Properties, Inc.                   6.90         10/01/2037                2,474
                                                                                                   ----------
                                                                                                        4,693
                                                                                                   ----------
            REITs - HOTEL & RESORT (0.0%)
     1,000  Host Hotels & Resorts, LP                            5.88          6/15/2019                1,069
                                                                                                   ----------
            REITs - INDUSTRIAL (0.2%)
     5,000  ProLogis, LP                                         6.88          3/15/2020                5,931
                                                                                                   ----------
            REITs - OFFICE (1.4%)
     7,000  Alexandria Real Estate Equities, Inc.                4.60          4/01/2022                7,381
     2,000  BioMed Realty, LP                                    6.13          4/15/2020                2,294
     3,000  BioMed Realty, LP                                    4.25          7/15/2022                3,093
     2,000  Boston Properties, LP                                5.88         10/15/2019                2,320
     8,000  Boston Properties, LP                                3.85          2/01/2023                8,262
     2,000  Brandywine Operating Partnership, LP                 7.50          5/15/2015                2,100
     1,000  Brandywine Operating Partnership, LP                 6.00          4/01/2016                1,074
     5,000  Columbia Property Trust Operating Partnership, LP    5.88          4/01/2018                5,235
     1,000  CommonWealth REIT                                    5.75         11/01/2015                1,030
     2,000  CommonWealth REIT                                    6.25          8/15/2016                2,129
     1,700  CommonWealth REIT                                    6.25          6/15/2017                1,818
     1,000  CommonWealth REIT                                    6.65          1/15/2018                1,088
     1,000  Duke Realty, LP                                      5.50          3/01/2016                1,067
     1,000  Duke Realty, LP                                      5.95          2/15/2017                1,106
     1,000  Duke Realty, LP                                      6.50          1/15/2018                1,136
     1,500  Mack-Cali Realty, LP                                 5.80          1/15/2016                1,592
     1,000  Mack-Cali Realty, LP                                 7.75          8/15/2019                1,180
     1,000  Reckson Operating Partnership, LP                    6.00          3/31/2016                1,072
                                                                                                   ----------
                                                                                                       44,977
                                                                                                   ----------
            REITs - RESIDENTIAL (0.7%)
     5,550  AvalonBay Communities, Inc.                          2.85          3/15/2023                5,343
     1,965  ERP Operating, LP                                    6.58          4/13/2015                2,046
     1,330  Essex Portfolio, LP(a)                               5.50          3/15/2017                1,465
     2,000  UDR, Inc.                                            5.25          1/15/2015                2,042
    10,000  UDR, Inc.                                            4.63          1/10/2022               10,820
                                                                                                   ----------
                                                                                                       21,716
                                                                                                   ----------
            REITs - RETAIL (1.0%)
     5,000  CBL & Associates, LP                                 5.25         12/01/2023                5,342
     2,000  DDR Corp.                                            5.50          5/01/2015                2,068
     1,000  Federal Realty Investment Trust                      6.20          1/15/2017                1,117
     3,000  Federal Realty Investment Trust                      3.00          8/01/2022                2,956

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   10,000  Federal Realty Investment Trust                      2.75%         6/01/2023           $    9,507
     1,000  National Retail Properties, Inc.                     6.88         10/15/2017                1,155
     1,000  Pan Pacific Retail Properties, Inc.                  5.25          9/01/2015                1,047
     2,000  Realty Income Corp.                                  5.95          9/15/2016                2,196
     2,000  Realty Income Corp.                                  5.75          1/15/2021                2,290
     2,100  Realty Income Corp.                                  3.25         10/15/2022                2,054
     2,000  Regency Centers, LP                                  5.88          6/15/2017                2,237
                                                                                                   ----------
                                                                                                       31,969
                                                                                                   ----------
            REITs - SPECIALIZED (1.2%)
     5,000  American Tower Corp.                                 5.90         11/01/2021                5,752
     6,000  EPR Properties                                       7.75          7/15/2020                7,306
     2,000  Health Care REIT, Inc.                               4.70          9/15/2017                2,184
     3,000  Health Care REIT, Inc.                               6.13          4/15/2020                3,475
     2,000  Health Care REIT, Inc.                               4.95          1/15/2021                2,211
     5,000  Healthcare Realty Trust                              6.50          1/17/2017                5,580
     1,000  Hospitality Properties Trust                         5.13          2/15/2015                1,001
    10,000  Omega Healthcare Investors, Inc.(a)                  4.95          4/01/2024               10,330
     2,000  Senior Housing Properties Trust                      6.75         12/15/2021                2,334
                                                                                                   ----------
                                                                                                       40,173
                                                                                                   ----------
            THRIFTS & MORTGAGE FINANCE (0.4%)
     2,000  Chittenden Corp.                                     0.91(c)       2/14/2017                1,986
    10,000  People's United Financial, Inc.                      3.65         12/06/2022               10,072
                                                                                                   ----------
                                                                                                       12,058
                                                                                                   ----------
            Total Financials                                                                          792,487
                                                                                                   ----------
            HEALTH CARE (1.1%)
            ------------------
            HEALTH CARE EQUIPMENT (0.3%)
     9,537  Hologic, Inc.(b)                                     3.25          8/01/2019                9,510
                                                                                                   ----------
            HEALTH CARE FACILITIES (0.1%)
     3,000  HCA, Inc.                                            7.25          9/15/2020                3,180
                                                                                                   ----------
            HEALTH CARE SERVICES (0.0%)
     1,000  Laboratory Corp. of America                          5.63         12/15/2015                1,064
                                                                                                   ----------
            PHARMACEUTICALS (0.7%)
     1,000  Hospira, Inc.                                        6.05          3/30/2017                1,101
     5,000  Mallinckrodt International Finance S.A.              4.75          4/15/2023                4,637
     2,000  Valeant Pharmaceuticals(a)                           6.88         12/01/2018                2,073
    15,000  Zoetis, Inc.                                         3.25          2/01/2023               14,834
                                                                                                   ----------
                                                                                                       22,645
                                                                                                   ----------
            Total Health Care                                                                          36,399
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (4.5%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
$   10,000  L-3 Communications Corp.(e)                          5.20%        10/15/2019           $   11,085
     5,000  United Technologies Corp.                            3.10          6/01/2022                5,043
                                                                                                   ----------
                                                                                                       16,128
                                                                                                   ----------
            AIRLINES (2.1%)
       149  America West Airlines, Inc. Pass-Through Trust       6.87          1/02/2017                  157
     1,047  America West Airlines, Inc. Pass-Through Trust (INS) 7.93          1/02/2019                1,165
     9,487  America West Airlines, Inc. Pass-Through Trust       4.00          7/15/2025                9,701
     3,732  Continental Airlines, Inc. Pass-Through Trust        9.00          7/08/2016                4,170
       686  Continental Airlines, Inc. Pass-Through Trust        6.55          2/02/2019                  759
       838  Continental Airlines, Inc. Pass-Through Trust (INS)  6.24          3/15/2020                  943
    10,459  Continental Airlines, Inc. Pass-Through Trust(e)     4.15          4/11/2024               10,916
    10,000  Hawaiian Airlines, Inc. Pass-Through Trust           3.90          1/15/2026                9,975
     7,000  United Airlines, Inc. Pass-Through Trust(g)          4.63          9/03/2022                7,026
     5,000  United Airlines, Inc. Pass-Through Trust             4.30          8/15/2025                5,150
     1,609  US Airways Group, Inc. Pass-Through Trust (INS)      7.08          3/20/2021                1,778
     4,032  US Airways Group, Inc. Pass-Through Trust            6.25          4/22/2023                4,566
     2,539  US Airways Group, Inc. Pass-Through Trust            7.13         10/22/2023                2,983
    10,000  US Airways Group, Inc. Pass-Through Trust            3.95         11/15/2025               10,188
                                                                                                   ----------
                                                                                                       69,477
                                                                                                   ----------
            BUILDING PRODUCTS (0.1%)
     1,000  Building Materials Corp.(a)                          7.00          2/15/2020                1,054
     1,000  USG Corp.                                            6.30         11/15/2016                1,058
     1,000  USG Corp.                                            9.75          1/15/2018                1,177
                                                                                                   ----------
                                                                                                        3,289
                                                                                                   ----------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
     6,500  CNH Industrial Capital, LLC(a)                       3.38          7/15/2019                6,378
     1,860  Terex Corp.(b)                                       3.50          4/28/2017                1,863
                                                                                                   ----------
                                                                                                        8,241
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.2%)
     1,500  SPX Corp.                                            6.88          9/01/2017                1,646
     6,000  Stanley Black & Decker, Inc.                         5.75         12/15/2053                6,529
                                                                                                   ----------
                                                                                                        8,175
                                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
     7,000  ILFC E-Capital Trust I(a)                            5.02(c)      12/21/2065                6,755
     2,000  ILFC E-Capital Trust II(a)                           6.25(c)      12/21/2065                2,003
     3,000  International Lease Finance Corp.(a)                 6.50          9/01/2014                3,011
                                                                                                   ----------
                                                                                                       11,769
                                                                                                   ----------

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            TRUCKING (0.9%)
$    1,000  ERAC USA Finance, LLC(a)                             6.20%        11/01/2016           $    1,111
     5,000  ERAC USA Finance, LLC(a)                             3.30         10/15/2022                4,939
    20,000  Penske Truck Leasing Co., LP(a),(d)                  4.25          1/17/2023               20,673
     1,990  YRC Worldwide, Inc.(b)                               8.00          2/12/2019                2,025
                                                                                                   ----------
                                                                                                       28,748
                                                                                                   ----------
            Total Industrials                                                                         145,827
                                                                                                   ----------
            MATERIALS (2.2%)
            ----------------
            ALUMINUM (0.3%)
    10,000  Alcoa, Inc.                                          5.40          4/15/2021               10,711
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.3%)
     5,000  Martin Marietta Material, Inc.(a)                    4.25          7/02/2024                5,019
     3,450  Vulcan Materials Co.                                 6.40         11/30/2017                3,830
                                                                                                   ----------
                                                                                                        8,849
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.0%)
     1,000  E.I. du Pont de Nemours & Co.                        6.00          7/15/2018                1,159
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.0%)
     1,000  Ball Corp.                                           5.00          3/15/2022                1,003
                                                                                                   ----------
            PAPER PACKAGING (0.3%)
     5,000  Rock Tenn Co.                                        4.45          3/01/2019                5,418
     5,153  Sealed Air Corp.(a)                                  6.88          7/15/2033                5,308
                                                                                                   ----------
                                                                                                       10,726
                                                                                                   ----------
            PAPER PRODUCTS (0.5%)
     1,000  Clearwater Paper Corp.                               7.13         11/01/2018                1,052
     3,000  Georgia Pacific, LLC                                 7.25          6/01/2028                3,914
     3,000  International Paper Co.                              7.50          8/15/2021                3,797
     5,000  International Paper Co.                              4.75          2/15/2022                5,455
                                                                                                   ----------
                                                                                                       14,218
                                                                                                   ----------
            STEEL (0.8%)
     2,000  Allegheny Technologies, Inc.                         9.38          6/01/2019                2,484
    10,000  Allegheny Technologies, Inc.                         5.95          1/15/2021               11,049
     2,000  Carpenter Technology Corp.                           5.20          7/15/2021                2,142
     8,000  Worthington Industries, Inc.                         4.55          4/15/2026                8,338
                                                                                                   ----------
                                                                                                       24,013
                                                                                                   ----------
            Total Materials                                                                            70,679
                                                                                                   ----------
            MUNICIPAL BONDS (0.1%)
            ----------------------
            EDUCATION (0.1%)
     3,000  Rensselaer Polytechnic Institute                     5.60          9/01/2020                3,415
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (1.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
$    2,000  CenturyLink, Inc.                                    6.45%         6/15/2021           $    2,160
     5,000  CenturyLink, Inc.                                    5.80          3/15/2022                5,150
     2,000  CenturyLink, Inc.                                    6.75         12/01/2023                2,178
     3,301  Frontier Communications Corp.                        8.25          4/15/2017                3,780
     6,000  Qwest Corp.                                          6.75         12/01/2021                6,908
     2,000  Windstream Corp.                                     7.88         11/01/2017                2,292
                                                                                                   ----------
                                                                                                       22,468
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    21,204  CC Holdings GS V, LLC / Crown Castle III Corp.       3.85          4/15/2023               21,169
     1,500  SBA Telecommunications, Inc.                         5.75          7/15/2020                1,563
                                                                                                   ----------
                                                                                                       22,732
                                                                                                   ----------
            Total Telecommunication Services                                                           45,200
                                                                                                   ----------
            UTILITIES (8.4%)
            ----------------
            ELECTRIC UTILITIES (3.8%)
     1,000  Baltimore Gas and Electric Co.                       5.90         10/01/2016                1,102
     8,527  Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust   6.85          6/01/2034                9,512
     2,000  Cleveland Electric Illuminating Co.                  8.88         11/15/2018                2,519
     2,000  Commonwealth Edison Co.                              5.80          3/15/2018                2,280
     1,000  Duke Energy Indiana, Inc.                            6.05          6/15/2016                1,093
     1,045  Duke Energy Progress, Inc.                           6.13          9/15/2033                1,321
    13,000  Duquesne Light Holdings, Inc.(a)                     6.40          9/15/2020               15,320
     3,500  Duquesne Light Holdings, Inc.(a)                     5.90         12/01/2021                4,072
     2,225  Entergy Texas, Inc.                                  3.60          6/01/2015                2,278
       192  FPL Energy National Wind, LLC(a)                     5.61          3/10/2024                  189
     3,000  Great Plains Energy, Inc.                            6.88          9/15/2017                3,352
     2,000  Indiana Michigan Power Co.                           7.00          3/15/2019                2,406
     2,680  IPALCO Enterprises, Inc.(a)                          7.25          4/01/2016                2,868
    12,500  IPALCO Enterprises, Inc.                             5.00          5/01/2018               13,219
     2,000  Metropolitan Edison Co.                              7.70          1/15/2019                2,430
     1,000  Nevada Power Co.                                     6.50          5/15/2018                1,165
    14,000  NextEra Energy Capital Holdings, Inc.                6.35         10/01/2066               13,867
     1,000  NextEra Energy Capital Holdings, Inc.                7.30          9/01/2067                1,100
     3,000  NV Energy, Inc.                                      6.25         11/15/2020                3,557
     2,000  Oglethorpe Power Corp.                               6.10          3/15/2019                2,299
    20,500  PPL Capital Funding, Inc.                            6.70          3/30/2067               20,974
     3,000  Public Service Co. of New Mexico                     7.95          5/15/2018                3,602
     1,000  Public Service Co. of Oklahoma                       6.15          8/01/2016                1,097
     6,900  Southern California Edison Co.                       6.25                  -(f)             7,520
     4,000  Texas - New Mexico Power Co.(a)                      9.50          4/01/2019                5,079

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$      387  Tri-State General & Transport
               Association Pass-Through Trust(a)                 6.04%         1/31/2018           $      412
                                                                                                   ----------
                                                                                                      124,633
                                                                                                   ----------
            GAS UTILITIES (1.4%)
     2,000  AGL Capital Corp.                                    6.38          7/15/2016                2,197
     2,000  Atmos Energy Corp.                                   6.35          6/15/2017                2,282
     1,000  Atmos Energy Corp.                                   8.50          3/15/2019                1,269
     2,000  Florida Gas Transmission Co.(a)                      7.90          5/15/2019                2,437
     3,000  Florida Gas Transmission Co.(a)                      5.45          7/15/2020                3,351
     3,000  Gulfstream Natural Gas(a)                            6.95          6/01/2016                3,275
     4,000  National Fuel Gas Co.                                4.90         12/01/2021                4,358
    10,000  National Fuel Gas Co.                                3.75          3/01/2023                9,855
     1,000  National Fuel Gas Co.                                7.38          6/13/2025                1,220
    13,110  SourceGas, LLC(a)                                    5.90          4/01/2017               13,798
     1,000  Southern Star Central Gas Pipeline, Inc.(a)          6.00          6/01/2016                1,066
                                                                                                   ----------
                                                                                                       45,108
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,000  DPL, Inc.                                            6.50         10/15/2016                2,130
                                                                                                   ----------
            MULTI-UTILITIES (3.1%)
     1,000  Ameren Illinois Co.                                  6.13         11/15/2017                1,148
     2,000  Ameren Illinois Co.                                  9.75         11/15/2018                2,614
     3,000  Black Hills Corp.                                    5.88          7/15/2020                3,441
     2,000  CMS Energy Corp.                                     6.25          2/01/2020                2,366
     3,000  CMS Energy Corp.                                     5.05          3/15/2022                3,389
     5,000  Consumers Energy Co.                                 2.85          5/15/2022                4,989
     1,000  Dominion Resources, Inc.                             8.88          1/15/2019                1,273
     6,050  Dominion Resources, Inc.                             7.50          6/30/2066                6,640
    10,000  Dominion Resources, Inc.                             2.53(c)       9/30/2066                9,305
    19,663  Integrys Energy Group, Inc.                          6.11         12/01/2066               20,071
     1,000  Puget Sound Energy, Inc.                             6.75          1/15/2016                1,086
    20,500  Puget Sound Energy, Inc.                             6.97          6/01/2067               21,643
     2,000  Sempra Energy                                        9.80          2/15/2019                2,627
    19,500  Wisconsin Energy Corp.                               6.25          5/15/2067               20,101
                                                                                                   ----------
                                                                                                      100,693
                                                                                                   ----------
            Total Utilities                                                                           272,564
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,601,205)                                          1,729,536
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (14.3%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.2%)
     5,000  Daimler Finance N.A., LLC(a)                         2.25          7/31/2019                5,000
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CABLE & SATELLITE (0.0%)
$    1,000  Virgin Media Finance plc                              8.38%       10/15/2019           $    1,051
                                                                                                   ----------
            PUBLISHING (0.1%)
     4,622  Pearson Funding Four plc(a)                           3.75         5/08/2022                4,643
                                                                                                   ----------
            Total Consumer Discretionary                                                               10,694
                                                                                                   ----------
            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     8,000  Viterra, Inc.(a)                                      5.95         8/01/2020                9,022
                                                                                                   ----------
            BREWERS (0.2%)
     5,000  SABMiller Holdings, Inc.(a)                           3.75         1/15/2022                5,187
                                                                                                   ----------
            DISTILLERS & VINTNERS (0.1%)
     5,000  Pernod Ricard S.A.(a)                                 2.95         1/15/2017                5,176
                                                                                                   ----------
            FOOD RETAIL (0.0%)
       950  Ahold Lease USA, Inc. Pass-Through Trust              7.82         1/02/2020                1,066
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.2%)
     4,713  JBS S.A.                                             10.50         8/04/2016                5,386
                                                                                                   ----------
            TOBACCO (0.3%)
    10,000  BAT International Finance plc(a)                      3.25         6/07/2022                9,972
                                                                                                   ----------
            Total Consumer Staples                                                                     35,809
                                                                                                   ----------
            ENERGY (1.2%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
     1,000  Husky Energy, Inc.                                    7.25        12/15/2019                1,231
    10,000  Petrobras Global Finance BV                           4.88         3/17/2020               10,213
                                                                                                   ----------
                                                                                                       11,444
                                                                                                   ----------
            OIL & GAS DRILLING (0.2%)
     2,967  Odebrecht Offshore Drilling Finance Ltd.(a)           6.63        10/01/2022                3,133
     1,820  QGOG Atlantic/Alaskan Rigs Ltd.(a)                    5.25         7/30/2018                1,923
                                                                                                   ----------
                                                                                                        5,056
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,500  Talisman Energy, Inc.                                 7.75         6/01/2019                1,848
     2,000  Woodside Finance Ltd.(a)                              4.60         5/10/2021                2,190
                                                                                                   ----------
                                                                                                        4,038
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     1,275  Nakilat, Inc.(a)                                      6.07        12/31/2033                1,412
     2,000  TransCanada Pipelines Ltd.                            7.13         1/15/2019                2,420
    14,860  TransCanada Pipelines Ltd.                            6.35         5/15/2067               15,521
                                                                                                   ----------
                                                                                                       19,353
                                                                                                   ----------
            Total Energy                                                                               39,891
                                                                                                   ----------

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            FINANCIALS (5.8%)
            -----------------
            DIVERSIFIED BANKS (3.4%)
$   10,000  Abbey National Treasury Services plc                 3.05%         8/23/2018           $   10,394
     2,450  Barclays Bank plc                                    0.69(c)               -(f)             1,684
     3,000  BayernLB Capital Trust l                             6.20                  -(f)             2,790
    20,000  HSBC Bank plc                                        0.69(c)               -(f)            13,875
     1,000  Lloyds Bank plc(a)                                   4.38          1/12/2015                1,017
     5,000  Lloyds Bank plc                                      4.20          3/28/2017                5,377
     2,000  National Capital Trust II(a)                         5.49                  -(f)             2,040
     2,000  Nordea Bank AB(a)                                    5.42                  -                2,049
    10,000  Nordea Bank AB(a)                                    4.25          9/21/2022               10,382
    15,000  Rabobank Nederland                                   1.70          3/19/2018               14,994
    10,000  Rabobank Nederland                                   3.88          2/08/2022               10,597
     5,000  Rabobank Nederland                                   3.95         11/09/2022                5,049
     4,000  Royal Bank of Scotland Group plc                     7.64                  -(f)             4,270
    10,000  Royal Bank of Scotland Group plc                     9.50          3/16/2022               11,646
     6,560  Santander Bank, N.A.                                 8.75          5/30/2018                7,916
     5,000  Santander UK plc(a)                                  5.00         11/07/2023                5,378
     1,000  Standard Chartered Bank(a)                           6.40          9/26/2017                1,128
     1,000  Westpac Capital Trust IV(a)                          5.26                  -(f)             1,046
                                                                                                   ----------
                                                                                                      111,632
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
     4,500  Brookfield Asset Management, Inc.                    5.80          4/25/2017                4,968
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (0.4%)
    11,500  Great-West Life & Annuity Insurance Capital, LP(a)   7.15          5/16/2046               12,018
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.6%)
     2,000  AXA S.A.(a)                                          6.46                  -(f)             2,145
    15,000  ZFS Finance USA Trust II(a)                          6.45         12/15/2065               16,238
                                                                                                   ----------
                                                                                                       18,383
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     7,000  ING Bank N.V.(a)                                     3.75          3/07/2017                7,415
     4,000  ING Groep N.V.                                       5.78                  -(f)             4,100
                                                                                                   ----------
                                                                                                       11,515
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (0.8%)
    20,056  QBE Capital Funding III Ltd.(a)                      7.25          5/24/2041               21,740
     5,000  XL Group plc                                         6.50                  -(f)             4,912
                                                                                                   ----------
                                                                                                       26,652
                                                                                                   ----------
            REINSURANCE (0.2%)
     5,000  Swiss Re Capital I, LP(a)                            6.85                  -(f)             5,338
                                                                                                   ----------
            Total Financials                                                                          190,506
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (2.1%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.3%)
$   10,000  Sydney Airport Finance Co. Pty. Ltd.(a)              3.90%         3/22/2023           $   10,168
                                                                                                   ----------
            AIRLINES (1.0%)
     9,762  Air Canada Pass-Through Trust(a)                     4.13          5/15/2025                9,933
    14,884  British Airways Pass-Through Trust(a)                4.63          6/20/2024               15,851
     4,566  Virgin Australia Trust(a)                            6.00         10/23/2020                4,783
                                                                                                   ----------
                                                                                                       30,567
                                                                                                   ----------
            AIRPORT SERVICES (0.3%)
    10,000  Heathrow Funding Ltd.(a)                             4.88          7/15/2021               10,889
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.4%)
     8,000  Hutchison Whampoa International Ltd.(a)              6.00                  -(f)             8,360
     2,000  Hutchison Whampoa International Ltd.(a)              4.63          1/13/2022                2,159
     1,000  Siemens Financieringsmat(a)                          6.13          8/17/2026                1,245
                                                                                                   ----------
                                                                                                       11,764
                                                                                                   ----------
            RAILROADS (0.1%)
     4,261  Asciano Finance Ltd.(a)                              4.63          9/23/2020                4,518
                                                                                                   ----------
            Total Industrials                                                                          67,906
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
     5,000  Tyco Electronics Group S.A.                          3.50          2/03/2022                5,092
                                                                                                   ----------
            MATERIALS (3.2%)
            ----------------
            COMMODITY CHEMICALS (0.3%)
    10,000  Braskem Finance Ltd.                                 6.45          2/03/2024               10,522
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.2%)
     2,000  CRH America, Inc.                                    6.00          9/30/2016                2,203
     3,000  CRH America, Inc.                                    5.75          1/15/2021                3,468
                                                                                                   ----------
                                                                                                        5,671
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
     3,000  Incitec Pivot Finance, LLC(a)                        6.00         12/10/2019                3,392
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.7%)
     5,000  Anglo American Capital plc(a)                        2.63          9/27/2017                5,117
     5,000  Anglo American Capital plc(a)                        4.13          4/15/2021                5,112
     3,000  Glencore Canada Corp.                                6.00         10/15/2015                3,174
    10,000  Glencore Funding, LLC(a)                             2.50          1/15/2019                9,924
                                                                                                   ----------
                                                                                                       23,327
                                                                                                   ----------

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)(o)    SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            GOLD (1.0%)
$    2,000  Barrick Gold Corp.                                   6.95%         4/01/2019           $    2,391
    20,000  Goldcorp, Inc.                                       3.70          3/15/2023               19,693
    10,000  Kinross Gold Corp.(a)                                5.95          3/15/2024               10,215
                                                                                                   ----------
                                                                                                       32,299
                                                                                                   ----------
            PAPER PACKAGING (0.1%)
     3,000  Smurfit Kappa Acquisitions(a)                        4.88          9/15/2018                3,142
                                                                                                   ----------
            PRECIOUS METALS & MINERALS (0.3%)
    10,000  Fresnillo plc(a)                                     5.50         11/13/2023               10,575
                                                                                                   ----------
            STEEL (0.5%)
     3,000  ArcelorMittal                                        6.13          6/01/2018                3,210
     2,000  ArcelorMittal                                        6.00          3/01/2021                2,083
     4,000  ArcelorMittal                                        6.75          2/25/2022                4,350
     5,000  Vale Overseas Ltd.                                   4.38          1/11/2022                5,121
                                                                                                   ----------
                                                                                                       14,764
                                                                                                   ----------
            Total Materials                                                                           103,692
                                                                                                   ----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    10,000  Electricite De France S.A.(a)                        5.25                  -(f)            10,186
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,000  Transalta Corp.                                      4.75          1/15/2015                2,037
                                                                                                   ----------
            Total Utilities                                                                            12,223
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $438,295)                                  465,813
                                                                                                   ----------

            FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
            -------------------------------------
            GOVERNMENT (0.4%)
 CAD15,000  Province of Alberta (cost: $14,548)                  2.55         12/15/2022               13,718
                                                                                                   ----------

            ASSET-BACKED SECURITIES (1.4%)

            FINANCIALS (1.4%)
            -----------------
            ASSET-BACKED FINANCING (1.4%)
     5,000  Avis Budget Rental Car Funding, LLC(a)               6.74          5/20/2016                5,160
     1,292  Centre Point Funding, LLC(a)                         5.43          7/20/2016                1,318
     5,000  CIT Equipment Collateral(a)                          2.55          9/20/2016                5,041
     1,000  Citibank Credit Card Issuance Trust                  5.50          3/24/2017                1,031
     1,000  Citibank Credit Card Issuance Trust                  5.65          9/20/2019                1,128
     5,000  GE Capital Credit Card Master Note Trust             4.47          3/15/2020                5,370
     5,000  Hertz Vehicle Financing, LLC(a)                      5.93          3/25/2016                5,094
     2,000  Hertz Vehicle Financing, LLC(a)                      6.44          2/25/2019                2,251
     5,289  SLM Student Loan Trust                               0.59(c)       4/25/2025                5,041

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    6,045  SLM Student Loan Trust                               0.61%(c)      4/25/2025           $    5,761
     1,479  SLM Student Loan Trust                               0.43(c)      10/27/2025                1,367
     1,270  SLM Student Loan Trust                               0.78(c)      10/25/2038                1,164
     1,519  Trinity Rail Leasing, LP (INS)(a)                    5.27          8/14/2027                1,611
     3,644  Trinity Rail Leasing, LP(a),(h)                      5.90          5/14/2036                3,974
                                                                                                   ----------
                                                                                                       45,311
                                                                                                   ----------
            Total Financials                                                                           45,311
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $42,513)                                              45,311
                                                                                                   ----------

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

            FINANCIALS (0.1%)
            -----------------
     3,211  Structured Asset Mortgage Investments, Inc.
               (cost: $2,868)                                    0.66(c)       7/19/2035                2,856
                                                                                                   ----------

            COMMERCIAL MORTGAGE SECURITIES (14.9%)

            FINANCIALS (14.9%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (14.3%)
     3,342  Banc of America Commercial Mortgage, Inc.            5.29         11/10/2042                3,418
     1,000  Banc of America Commercial Mortgage, Inc.            5.29         11/10/2042                1,017
     2,400  Banc of America Commercial Mortgage, Inc.            4.95          7/10/2043                2,473
     4,000  Banc of America Commercial Mortgage, Inc.(a)         5.34          7/10/2043                4,050
     1,044  Banc of America Commercial Mortgage, Inc.            5.71          5/10/2045                1,062
     2,000  Banc of America Commercial Mortgage, Inc.            5.77          5/10/2045                2,171
     4,920  Banc of America Commercial Mortgage, Inc.            5.77          5/10/2045                5,229
     5,211  Banc of America Commercial Mortgage, Inc.            5.00          7/10/2045                5,396
     3,000  Banc of America Commercial Mortgage, Inc.            5.14         10/10/2045                3,127
     7,523  Banc of America Commercial Mortgage, Inc.            5.18         10/10/2045                7,901
     4,200  Banc of America Commercial Mortgage, Inc.            5.42         10/10/2045                4,378
     4,787  Banc of America Commercial Mortgage, Inc.            5.18          9/10/2047                5,046
       886  Banc of America Commercial Mortgage, Inc.(a)         5.32          9/10/2047                  917
       301  Banc of America Commercial Mortgage, Inc.(a)         5.46          9/10/2047                  312
     7,529  Banc of America Commercial Mortgage, Inc.(a)         5.94          9/10/2047                7,761
     5,980  Banc of America Commercial Mortgage, Inc.            6.28          2/10/2051                6,762
     3,000  BCRR Trust(a)                                        5.86          7/17/2040                3,293
     4,480  Bear Stearns Commercial Mortgage Securities, Inc.    5.00          2/11/2041                4,485
     4,000  Bear Stearns Commercial Mortgage Securities, Inc.    5.21          2/11/2041                4,037
     3,000  Bear Stearns Commercial Mortgage Securities, Inc.    4.99          9/11/2042                3,108
     5,748  Bear Stearns Commercial Mortgage Securities, Inc.    5.33          2/11/2044                6,176
     7,000  CFCRE Commercial Mortgage Trust(a)                   5.56         12/15/2047                8,112
     4,705  Citigroup Commercial Mortgage Securities, Inc.       5.78          3/15/2049                5,039
     1,620  Citigroup Commercial Mortgage Trust                  4.83          5/15/2043                1,660
     5,000  Citigroup Commercial Mortgage Trust                  6.14         12/10/2049                5,575
     5,000  Citigroup Deutsche Bank Commercial Mortgage Trust    5.23          7/15/2044                5,221

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,196  Citigroup/Deutsche Bank Commercial Mortgage Trust    5.23%         7/15/2044           $    2,274
     5,000  Citigroup/Deutsche Bank Commercial Mortgage Trust    5.35          1/15/2046                5,289
     3,000  Commercial Mortgage Loan Trust(a)                    5.54         12/11/2049                3,201
     4,812  Commercial Mortgage Trust                            5.12          6/10/2044                4,950
     5,000  Commercial Mortgage Trust                            5.38         12/10/2046                5,055
     5,000  Commercial Mortgage Trust(a)                         5.54         12/11/2049                5,271
     4,956  Credit Suisse Commercial Mortgage Trust              5.46          2/15/2039                5,258
     3,000  Credit Suisse Commercial Mortgage Trust              5.46          2/15/2039                3,169
     4,153  Credit Suisse Commercial Mortgage Trust              5.38          2/15/2040                4,493
     5,750  Credit Suisse First Boston Mortgage Securities Corp. 0.40          4/15/2037                5,590
     6,000  Credit Suisse First Boston Mortgage Securities Corp. 4.73          7/15/2037                6,168
     4,555  Credit Suisse First Boston Mortgage Securities Corp. 5.10          8/15/2038                4,744
     1,000  Credit Suisse First Boston Mortgage Securities Corp. 4.82         10/15/2039                  999
     1,950  DB-UBS Mortgage Trust(a)                             5.42          8/10/2044                2,193
     5,000  GE Capital Commercial Mortgage Corp.                 5.28          3/10/2044                5,050
     5,000  GE Capital Commercial Mortgage Corp.                 5.07          7/10/2045                5,193
       639  GE Capital Commercial Mortgage Corp.                 5.31         11/10/2045                  641
     2,745  GE Capital Commercial Mortgage Corp.                 5.31         11/10/2045                2,885
     5,000  GE Capital Commercial Mortgage Corp.                 5.31         11/10/2045                5,107
     2,000  GMAC Commercial Mortgage Securities, Inc.            4.75          5/10/2043                2,056
     2,829  GMAC Commercial Mortgage Securities, Inc.            4.81          5/10/2043                2,803
     5,000  Greenwich Capital Commercial Funding Corp.           5.82          7/10/2038                5,402
     2,000  Greenwich Capital Commercial Funding Corp.           5.44          3/10/2039                2,171
     4,225  GS Mortgage Securities Corp. II                      5.57          4/10/2038                4,389
     7,195  GS Mortgage Securities Corp. II                      5.60          4/10/2038                7,638
     2,000  GS Mortgage Securities Corp. II                      5.53          8/10/2038                1,999
     9,500  GS Mortgage Securities Corp. II                      4.78          7/10/2039                9,695
     3,000  GS Mortgage Securities Corp. II(a)                   4.95          1/10/2045                3,341
     4,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.99          9/12/2037                4,132
     5,540  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.84          7/15/2042                5,707
     3,200  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.00         10/15/2042                3,332
     8,800  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.04         10/15/2042                9,018
     1,429  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.28          1/12/2043                1,501
       498  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.49          4/15/2043                  505
       583  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.79          6/12/2043                  599
     2,035  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.42         12/12/2043                2,110

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.46%        12/12/2043           $    5,274
     3,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.24         12/15/2044                3,122
     3,650  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.36         12/15/2044                3,844
     3,465  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.87          4/15/2045                3,757
     1,004  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.87          4/15/2045                1,029
     5,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.87          4/15/2045                5,108
    10,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  3.51          5/15/2045               10,350
       329  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.37          5/15/2045                 338
     4,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.48          5/15/2045                4,252
     5,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(a)                               5.32          8/15/2046                5,756
     2,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  6.02          2/15/2051                2,225
     5,000  J.P. Morgan Chase Commercial Mortgage
               Securities Trust                                  5.37          5/15/2047                5,253
     3,000  LB-UBS Commercial Mortgage Trust                     5.21          4/15/2030                3,079
     4,232  LB-UBS Commercial Mortgage Trust                     5.45         11/15/2030                4,231
     3,000  LB-UBS Commercial Mortgage Trust                     5.22          2/15/2031                3,172
     2,000  LB-UBS Commercial Mortgage Trust                     5.35         11/15/2038                2,167
     7,750  LB-UBS Commercial Mortgage Trust                     5.38         11/15/2038                8,361
     6,000  LB-UBS Commercial Mortgage Trust                     5.41          9/15/2039                6,499
     2,000  LB-UBS Commercial Mortgage Trust                     5.24          4/15/2040                1,925
     5,000  LB-UBS Commercial Mortgage Trust                     5.28          2/15/2041                5,150
     2,000  Merrill Lynch Mortgage Trust                         5.29         11/12/2037                2,090
     5,000  Merrill Lynch Mortgage Trust                         5.14          7/12/2038                5,215
     2,000  Merrill Lynch Mortgage Trust                         5.24          7/12/2038                2,002
     3,000  Merrill Lynch Mortgage Trust                         5.67          5/12/2039                3,069
       681  Merrill Lynch Mortgage Trust                         4.86         10/12/2041                  683
     4,285  Merrill Lynch Mortgage Trust                         4.92         10/12/2041                4,315
     2,000  Merrill Lynch Mortgage Trust                         5.42          1/12/2044                2,049
     5,000  Merrill Lynch Mortgage Trust                         5.84          6/12/2050                5,229
     2,000  Merrill Lynch Mortgage Trust(a)                      6.28          2/12/2051                2,110
     2,000  Merrill Lynch Mortgage Trust                         6.28          2/12/2051                2,251
     2,000  Merrill Lynch-Countrywide Commercial Mortgage Trust  5.88          6/12/2046                2,050

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,836  Merrill Lynch-Countrywide Commercial Mortgage Trust  5.38%         8/12/2048           $    3,047
     1,251  Morgan Stanley Capital I, Inc.                       5.80          8/12/2041                1,274
     5,000  Morgan Stanley Capital I, Inc.                       5.37         12/15/2043                5,399
     6,000  Morgan Stanley Capital I, Inc.                       5.79          7/12/2044                6,444
     3,386  Morgan Stanley Capital I, Inc.                       4.89          6/12/2047                3,477
     3,000  Morgan Stanley Capital I, Inc.                       4.77          7/15/2056                3,047
     5,000  Royal Bank of Scotland Trust(a)                      5.91          6/16/2049                5,430
     3,000  Timberstar Trust(a)                                  5.75         10/15/2036                3,250
    10,000  UBS Commercial Mortgage Trust                        3.40          5/10/2045               10,244
     4,756  UBS-Citigroup Commercial Mortgage Trust(a)           5.15          1/10/2045                5,334
     1,920  Wachovia Bank Commercial Mortgage Trust              5.08          3/15/2042                1,942
       192  Wachovia Bank Commercial Mortgage Trust              4.81          4/15/2042                  193
     4,860  Wachovia Bank Commercial Mortgage Trust              5.18          7/15/2042                5,057
     5,000  Wachovia Bank Commercial Mortgage Trust              5.72          5/15/2043                5,302
     5,592  Wachovia Bank Commercial Mortgage Trust              5.61          3/15/2045                5,929
       531  Wachovia Bank Commercial Mortgage Trust              5.94          6/15/2045                  538
     5,000  Wachovia Bank Commercial Mortgage Trust              5.80          7/15/2045                5,404
       937  Wachovia Bank Commercial Mortgage Trust              5.57         10/15/2048                1,013
     3,000  Wachovia Bank Commercial Mortgage Trust              5.60         10/15/2048                3,248
     5,000  Wachovia Bank Commercial Mortgage Trust              5.34         11/15/2048                5,396
     5,000  Wachovia Bank Commercial Mortgage Trust              5.75          6/15/2049                5,456
     3,000  Wells Fargo Commercial Mortgage Trust(a)             5.28         11/15/2043                3,342
     6,000  WF-RBS Commercial Mortgage Trust(a)                  5.17          2/15/2044                6,674
                                                                                                   ----------
                                                                                                      464,049
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
    34,877  J.P. Morgan Chase Commercial Mortgage Securities Corp.,
               acquired 9/28/2012; cost $4,761(i)                2.14         10/15/2045                3,761
    37,551  Morgan Stanley-BAML Trust,
               acquired 10/05/2012; cost $4,879(a),(i)           2.15         11/15/2045                3,832
    31,801  UBS Commercial Mortgage Trust,
               acquired 5/01/2012; cost $4,814(a),(i)            2.30          5/10/2045                3,965
    78,189  WF-RBS Commercial Mortgage Trust, acquired
               12/04/2012; cost $9,755(a),(i)                    1.81         12/15/2045                8,151
                                                                                                   ----------
                                                                                                       19,709
                                                                                                   ----------
               Total Financials                                                                       483,758
                                                                                                   ----------
               Total Commercial Mortgage Securities (cost: $459,654)                                  483,758
                                                                                                   ----------

            U.S. GOVERNMENT AGENCY ISSUES (1.5%)(j)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
     8,500  Freddie Mac(+)                                       2.22         12/25/2018                8,617
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
$  200,816  Fannie Mae(+)                                        0.67%         4/25/2022           $    7,933
    23,833  Freddie Mac(+)                                       1.74          3/25/2022                2,493
    43,809  Freddie Mac(+)                                       1.44         12/25/2021                3,651
    73,918  Freddie Mac(+)                                       1.31          8/25/2022                6,178
    72,108  Freddie Mac(+)                                       0.90         10/25/2022                4,259
                                                                                                   ----------
                                                                                                       24,514
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.5%)
    14,153  Fannie Mae(+)                                        2.50          7/01/2027               14,265
       476  Freddie Mac(+)(k)                                    5.00          9/01/2020                  511
       203  Freddie Mac(+)                                       5.50          4/01/2036                  226
                                                                                                   ----------
                                                                                                       15,002
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $47,399)                                        48,133
                                                                                                   ----------

            U.S. TREASURY SECURITIES (2.5%)

            BONDS (1.3%)
    20,000  2.75%, 8/15/2042                                                                           17,980
     5,000  2.75%, 11/15/2042                                                                           4,486
    20,000  3.00%, 5/15/2042                                                                           18,954
                                                                                                   ----------
                                                                                                       41,420
                                                                                                   ----------
            NOTES (1.2%)
     5,000  1.75%, 5/15/2023                                                                            4,716
    15,000  2.00%, 2/15/2022                                                                           14,686
    10,000  2.00%, 2/15/2023                                                                            9,666
    10,000  2.13%, 8/15/2021                                                                            9,933
                                                                                                   ----------
                                                                                                       39,001
                                                                                                   ----------
            Total U.S. Treasury Securities (cost: $85,739)                                             80,421
                                                                                                   ----------

            MUNICIPAL BONDS (4.3%)

            AIRPORT/PORT (0.3%)
     4,975  Chicago Midway Airport                                5.00         1/01/2024                5,700
     2,470  Chicago Midway Airport                                5.00         1/01/2025                2,794
     2,000  College Park (INS)                                    5.76         1/01/2015                2,028
       860  Riverside (INS)                                       5.19         8/01/2017                  855
                                                                                                   ----------
                                                                                                       11,377
                                                                                                   ----------
            APPROPRIATED DEBT (0.6%)
     3,000  Baltimore City Board of School Commissioners          5.69        12/15/2025                3,488
     1,125  Escondido Joint Powers Financing Auth. (INS)          5.53         9/01/2018                1,148
     3,000  Kannapolis Ltd.                                       7.28         3/01/2027                3,148
     1,500  Kentucky State Property and Buildings Commission      4.08        11/01/2015                1,562

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  Miami-Dade County School Board                       5.38%         5/01/2031           $    5,543
     4,000  Palm Beach County School Board                       5.40          8/01/2025                4,301
                                                                                                   ----------
                                                                                                       19,190
                                                                                                   ----------
            CASINOS & GAMING (0.0%)
     1,279  Mashantucket (Western) Pequot Tribe(l)               7.35          7/01/2026                  640
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       580  American Eagle Northwest, LLC(a)                     4.97         12/15/2018                  608
                                                                                                   ----------
            EDUCATION (0.8%)
     1,780  Austin CCD                                           5.20          2/01/2020                1,803
     3,430  Austin CCD                                           6.76          8/01/2030                4,181
       925  California State Univ. (INS)                         5.27         11/01/2017                  990
     1,000  Colorado State Board of Governors
               Univ. Enterprise System                           4.90          3/01/2021                1,083
     3,000  Los Alamitos USD No. 1                               6.19          2/01/2026                3,432
     3,000  Miami Univ.                                          6.67          9/01/2028                3,680
    10,000  New Jersey EDA                                       5.25          9/01/2026               11,201
     1,000  Univ. of Oklahoma (PRE)                              5.25         11/01/2019                1,012
                                                                                                   ----------
                                                                                                       27,382
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.1%)
     1,815  Piedmont Municipal Power Agency                      4.34          1/01/2017                1,895
                                                                                                   ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     2,375  Miami-Dade County IDA                                1.50          8/01/2023(m)             2,375
     8,500  Mission EDC                                          3.75         12/01/2018(m)             8,743
     4,500  Pennsylvania Economic Dev. Financing Auth.           0.40          8/01/2045                4,500
                                                                                                   ----------
                                                                                                       15,618
                                                                                                   ----------
            GENERAL OBLIGATION (0.8%)
     1,250  Las Virgenes USD                                     5.54          8/01/2025                1,400
     3,000  Long Beach USD                                       5.91          8/01/2025                3,544
     5,000  New York City                                        6.27         12/01/2037                6,412
     5,000  State of Washington                                  5.25          2/01/2036                5,716
     4,045  Will County, Illinois                                3.83         11/15/2016                4,276
     1,520  Will County, Illinois                                4.08         11/15/2017                1,625
     1,405  Will County, Illinois                                4.28         11/15/2018                1,520
                                                                                                   ----------
                                                                                                       24,493
                                                                                                   ----------
            HOSPITAL (0.1%)
     1,000  Medical Univ. (INS)(PRE)                             5.01          2/15/2015                1,002
     3,000  Novant Health, Inc.                                  5.35         11/01/2016                3,222
                                                                                                   ----------
                                                                                                        4,224
                                                                                                   ----------
            MISCELLANEOUS (0.0%)
       587  Keenan Dev. Association of Tennessee, LLC (INS)(a)   5.02          7/15/2028                  615
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MULTIFAMILY HOUSING (0.2%)
$    5,000  New York State Mortgage Agency                       4.20%        10/01/2027           $    5,129
                                                                                                   ----------
            NURSING/CCRC (0.0%)
       105  California Statewide Communities Dev. Auth. (INS)    5.59          2/01/2015                  105
                                                                                                   ----------
            SALES TAX (0.1%)
     3,300  Miami-Dade County Transit System                     4.59          7/01/2021                3,458
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.6%)
     2,000  Florida State Department of Environmental
               Protection                                        5.76          7/01/2020                2,244
     1,745  Metropolitan Nashville Airport Auth. (INS)           5.14          7/01/2018                1,878
     3,000  MTA                                                  5.20         11/15/2018                3,335
     5,000  MTA                                                  6.73         11/15/2030                6,323
     3,000  New Jersey Transportation Trust Fund Auth.           5.75         12/15/2028                3,472
     2,500  New York City Transitional Finance Auth.             5.00          2/01/2035                2,773
                                                                                                   ----------
                                                                                                       20,025
                                                                                                   ----------
            WATER UTILITIES (0.1%)
     3,000  Connecticut Dev. Auth.                               5.50          4/01/2021                3,401
                                                                                                   ----------
            WATER/SEWER UTILITY (0.1%)
     2,500  Tohopekaliga Water Auth.                             5.25         10/01/2036                2,783
                                                                                                   ----------
            Total Municipal Bonds (cost: $128,354)                                                    140,943
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
            PREFERRED STOCKS (2.8%)

            CONSUMER STAPLES (0.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.8%)
   400,000  CHS, Inc., 7.10%, cumulative redeemable, perpetual                                         10,953
   150,000  Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                                                     16,167
                                                                                                   ----------
                                                                                                       27,120
                                                                                                   ----------
            Total Consumer Staples                                                                     27,120
                                                                                                   ----------
            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     3,000  Chesapeake Energy Corp., 5.75%, perpetual(a)                                                3,581
                                                                                                   ----------
            FINANCIALS (1.1%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
    50,000  HSBC Holdings plc, 6.20%, perpetual*                                                        1,265
     5,000  US Bancorp, 7.19%, perpetual                                                                4,220
                                                                                                   ----------
                                                                                                        5,485
                                                                                                   ----------

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                                                  VALUE
(000)/SHARES   SECURITY                                                                                 (000)
-------------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.2%)
   369,987     Delphi Financial Group, Inc.,
                  7.38%, cumulative redeemable                                                     $    9,192
                                                                                                   ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   175,000     Citigroup Capital XIII, 7.88%                                                            4,745
    36,000     ING Groep N.V., 7.20%, perpetual                                                           932
    26,500     ING Groep N.V., 7.38%, perpetual                                                           679
                                                                                                   ----------
                                                                                                        6,356
                                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (0.1%)
    $3,000     Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                           3,112
                                                                                                   ----------
               REGIONAL BANKS (0.0%)
     2,000     CoBank ACB, 1.46%, perpetual(a)                                                          1,438
                                                                                                   ----------
               REINSURANCE (0.0%)
     2,000     American Overseas Group Ltd., 7.50%,
                  non-cumulative, perpetual, acquired
                  1/23/2007 - 3/02/2007; cost $2,058*(h),(i)                                              500
                                                                                                   ----------
               REITs - OFFICE (0.1%)
   160,000     CommonWealth REIT, Series E, 7.25%,
                  cumulative redeemable, perpetual                                                      4,204
                                                                                                   ----------
               REITs - RESIDENTIAL (0.2%)
   100,000     Equity Residential Properties Trust,
                  depositary shares, Series K, 8.29%,
                  cumulative redeemable, perpetual                                                      6,253
                                                                                                   ----------
               Total Financials                                                                        36,540
                                                                                                   ----------

               INDUSTRIALS (0.1%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.1%)
     4,000     Pitney Bowes International Holdings,
                  Series F, 6.13%, cumulative redeemable, perpetual(a)                                  4,329
                                                                                                   ----------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   200,000     Qwest Corp., 7.38%                                                                       5,242
                                                                                                   ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     2,000     Centaur Funding Corp., 9.08%(a)                                                          2,506
                                                                                                   ----------
               Total Telecommunication Services                                                         7,748
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES      SECURITY                                                                                 (000)
-------------------------------------------------------------------------------------------------------------
               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
   109,000     Southern California Edison, Series D,
                  6.50%, cumulative redeemable, perpetual                                          $   11,595
                                                                                                   ----------
               Total Preferred Stocks (cost: $85,102)                                                  90,913
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                             RATE         MATURITY
-------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (4.2%)

               COMMERCIAL PAPER (4.0%)

               CONSUMER STAPLES (0.3%)
               -----------------------
               DISTILLERS & VINTNERS (0.3%)
$   10,000     Diageo Capital plc(a),(n)                         0.23%         8/11/2014               10,000
                                                                                                   ----------
               ENERGY (1.5%)
               -------------
               OIL & GAS DRILLING (0.5%)
    16,130     Nabors Industries, Inc.(a),(n)                    0.26          8/05/2014               16,130
                                                                                                   ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     8,000     Apache Corp.(a),(n)                               0.23          8/04/2014                8,000
    10,000     Talisman Energy, Inc.(a),(n)                      0.40          8/15/2014                9,998
                                                                                                   ----------
                                                                                                       17,998
                                                                                                   ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     7,737     Spectra Energy Partners, LP(a),(n)                0.23          8/06/2014                7,737
     7,911     Spectra Energy Partners, LP(a),(n)                0.23          8/11/2014                7,910
                                                                                                   ----------
                                                                                                       15,647
                                                                                                   ----------
               Total Energy                                                                            49,775
                                                                                                   ----------
               INDUSTRIALS (0.3%)
               ------------------
               INDUSTRIAL MACHINERY (0.3%)
     9,335     Pentair Finance S.A.(a),(n)                       0.28          8/13/2014                9,334
                                                                                                   ----------
               MATERIALS (0.7%)
               ----------------
               SPECIALTY CHEMICALS (0.7%)
     4,327     Albemarle Corp.(a),(n)                            0.22          8/05/2014                4,327
    17,097     Albemarle Corp.(a),(n)                            0.22          8/08/2014               17,096
                                                                                                   ----------
                                                                                                       21,423
                                                                                                   ----------
               Total Materials                                                                         21,423
                                                                                                   ----------

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)          SECURITY                                           RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
               UTILITIES (1.2%)
               ----------------
               ELECTRIC UTILITIES (1.2%)
$   19,690     Allete, Inc.                                      0.25%         8/01/2014           $   19,690
                                                                                                   ----------
    20,370     Northeast Utilities(a),(n)                        0.20          8/07/2014               20,369
                                                                                                   ----------
                                                                                                       40,059
                                                                                                   ----------
               Total Utilities                                                                         40,059
                                                                                                   ----------
               Total Commercial Paper                                                                 130,591
                                                                                                   ----------
               VARIABLE-RATE DEMAND NOTES (0.2%)

               ENERGY (0.2%)
               -------------
               OIL & GAS REFINING & MARKETING (0.2%)
     5,000     Port of Port Arthur Navigation District           0.19         12/01/2039                5,000
                                                                                                   ----------
               Total Money Market Instruments (cost: $135,591)                                        135,591
                                                                                                   ----------

               TOTAL INVESTMENTS (COST: $3,041,268)                                                $3,236,993
                                                                                                   ==========

-------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
NUMBER OF                                                                        CONTRACT       APPRECIATION/
CONTRACTS                                                          EXPIRATION     VALUE        (DEPRECIATION)
LONG/(SHORT)                                                          DATE        (000)                 (000)
-------------------------------------------------------------------------------------------------------------
               FUTURES (0.6%)
       100     10YR U.S. Treasury Note Futures                      9/19/2014     $12,461            $   43
        50     30YR U.S. Treasury Bond Futures                      9/19/2014       6,870                73
                                                                                  -------            ------

               TOTAL FUTURES                                                      $19,331            $  116
                                                                                  =======            ======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                            (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                        QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                    IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS             INPUTS        INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $     -         $1,729,536        $    -   $1,729,536
  Eurodollar and Yankee Obligations                 -            465,813             -      465,813
  Foreign Government Obligations                    -             13,718             -       13,718
  Asset-Backed Securities                           -             41,337         3,974       45,311
  Collateralized Mortgage Obligations               -              2,856             -        2,856
  Commercial Mortgage Securities                    -            483,758             -      483,758
  U.S. Government Agency Issues                     -             48,133             -       48,133
  U.S. Treasury Securities                     80,421                                        80,421
  Municipal Bonds                                   -            140,943             -      140,943

Equity Securities:
  Preferred Stocks                              6,507             83,906           500       90,913

Money Market Instruments:
  Commercial Paper                                  -            130,591             -      130,591
  Variable-Rate Demand Notes                        -              5,000             -        5,000
Futures(1)                                        116                  -             -          116
---------------------------------------------------------------------------------------------------
Total                                         $87,044         $3,145,591        $4,474   $3,237,109
---------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------
                                                         ASSET-BACKED         PREFERRED
                                                          SECURITIES           STOCKS
---------------------------------------------------------------------------------------
Balance as of July 31, 2013                                 $4,320              $500
Purchases                                                        -                 -
Sales                                                         (256)                -
Transfers into Level 3                                           -                 -
Transfers out of Level 3                                         -                 -
Net realized gain (loss) on investments                          9                 -
Change in net unrealized appreciation/depreciation
  of investments                                               (99)                -
---------------------------------------------------------------------------------------
Balance as of July 31, 2014                                 $3,974              $500
---------------------------------------------------------------------------------------

For the period of August 1, 2013, through July 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2014

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.5% of net assets at July 31, 2014.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - collateralized mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CAD      Canadian dollars
    CCD      Community College District
    EDA      Economic Development Authority
    EDC      Economic Development Corp.
    IDA      Industrial Development Authority/Agency
    MTA      Metropolitan Transportation Authority
    PRE      Prerefunded to a date prior to maturity
    REIT     Real estate investment trust
    USD      Unified School District

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

        guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2014.

    (d) At July 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at July 31, 2014.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) At July 31, 2014, the aggregate market value of securities purchased on a when-issued basis was $7,026,000.

    (h) Security was fair valued at July 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,474,000, which represented 0.1% of the Fund's net assets.

    (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2014, was $20,209,000, which represented 0.6% of the Fund's net assets.

    (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae)

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

        and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (k) Securities with a value of $511,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (l) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (m) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  51

================================================================================

        investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (o) In U.S. dollars unless otherwise noted.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2014

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $3,041,268)        $3,236,993
  Cash                                                                        1,229
  Receivables:
    Capital shares sold                                                       3,245
    Dividends and interest                                                   32,473
  Variation margin on futures contracts                                         117
                                                                         ----------
      Total assets                                                        3,274,057
                                                                         ----------
LIABILITIES
  Payables:
    Securities purchased                                                     16,471
    Capital shares redeemed                                                   1,976
    Dividends on capital shares                                                 456
  Accrued management fees                                                       971
  Accrued transfer agent's fees                                                  97
  Other accrued expenses and payables                                           185
                                                                         ----------
      Total liabilities                                                      20,156
                                                                         ----------
        Net assets applicable to capital shares outstanding              $3,253,901
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $3,054,764
  Accumulated undistributed net investment income                                97
  Accumulated net realized gain on investments and futures transactions       3,200
  Net unrealized appreciation of investments and futures contracts          195,841
  Net unrealized appreciation of foreign currency translations                   (1)
                                                                         ----------
        Net assets applicable to capital shares outstanding              $3,253,901
                                                                         ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,926,334/175,788 shares outstanding)    $    10.96
                                                                         ==========
    Institutional Shares (net assets of $1,284,768/117,238
      shares outstanding)                                                $    10.96
                                                                         ==========
    Adviser Shares (net assets of $42,799/3,908 shares outstanding)      $    10.95
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $  4,321
   Interest                                                              142,353
                                                                        --------
      Total income                                                       146,674
                                                                        --------
EXPENSES
   Management fees                                                        10,620
   Administration and servicing fees:
      Fund Shares                                                          2,696
      Institutional Shares                                                 1,189
      Adviser Shares                                                          22
   Transfer agent's fees:
      Fund Shares                                                          2,708
      Institutional Shares                                                 1,189
      Adviser Shares                                                           9
   Distribution and service fees (Note 6E):
      Adviser Shares                                                          37
   Custody and accounting fees:
      Fund Shares                                                            248
      Institutional Shares                                                   162
      Adviser Shares                                                           2
   Postage:
      Fund Shares                                                             77
      Institutional Shares                                                    12
   Shareholder reporting fees:
      Fund Shares                                                             48
      Institutional Shares                                                    15
   Trustees' fees                                                             19
   Registration fees:
      Fund Shares                                                             46
      Institutional Shares                                                    40
      Adviser Shares                                                          18
   Professional fees                                                         182
   Other                                                                      42
                                                                        --------
      Total expenses                                                      19,381

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   Expenses reimbursed:
      Fund Shares                                                           (383)
                                                                        --------
         Net expenses                                                     18,998
                                                                        --------
NET INVESTMENT INCOME                                                    127,676
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                            2,767
      Affiliated transactions (Note 8)                                       649
      Foreign currency transactions                                           (3)
      Futures transactions                                                (1,289)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         56,417
      Foreign currency translations                                           (2)
      Futures contracts                                                    1,557
                                                                        --------
         Net realized and unrealized gain                                 60,096
                                                                        --------
   Increase in net assets resulting from operations                     $187,772
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  55

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

-----------------------------------------------------------------------------------------------
                                                                          2014             2013
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $  127,676       $  122,622
   Net realized gain on investments                                      3,416            6,967
   Net realized loss on foreign currency transactions                       (3)              (2)
   Net realized loss on futures transactions                            (1,289)          (3,410)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                      56,417          (22,722)
       Foreign currency translations                                        (2)               1
       Futures contracts                                                 1,557           (2,045)
                                                                    ---------------------------
       Increase in net assets resulting from operations                187,772          101,411
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                     (75,679)         (83,521)
       Institutional Shares                                            (51,419)         (38,761)
       Adviser Shares                                                     (571)            (340)
                                                                    ---------------------------
           Total distributions of net investment income               (127,669)        (122,622)
                                                                    ---------------------------
   Net realized gains:
       Fund Shares                                                        (681)          (3,550)
       Institutional Shares                                               (448)          (1,846)
       Adviser Shares                                                       (4)             (16)
                                                                    ---------------------------
           Total distributions of net realized gains                    (1,133)          (5,412)
                                                                    ---------------------------
       Distributions to shareholders                                  (128,802)        (128,034)
                                                                    ---------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                         116,171         (335,997)
   Institutional Shares                                                128,432          816,023
   Adviser Shares                                                       33,697            1,031
                                                                    ---------------------------
           Total net increase in net assets from capital
               share transactions                                      278,300          481,057
                                                                    ---------------------------
   Net increase in net assets                                          337,270          454,434

NET ASSETS
   Beginning of year                                                 2,916,631        2,462,197
                                                                    ---------------------------
   End of year                                                      $3,253,901       $2,916,631
                                                                    ===========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of year                                                      $       97       $       (2)
                                                                    ===========================

See accompanying notes to financial statements.

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income without undue risk to principal.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

       judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

       of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in 1A2. Additionally, certain bonds, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, are valued at amortized cost.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at July 31, 2014 did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

   with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JULY 31, 2014*
   (IN THOUSANDS)

                                     ASSET DERIVATIVES              LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------
                             STATEMENT OF                    STATEMENT OF
DERIVATIVES NOT              ASSETS AND                      ASSETS AND
ACCOUNTED FOR AS             LIABILITIES                     LIABILITIES
HEDGING INSTRUMENTS          LOCATION         FAIR VALUE     LOCATION              FAIR VALUE
----------------------------------------------------------------------------------------------
Interest rate contracts      Net unrealized     $116**           -                     $-
                             appreciation of
                             investments and
                             futures contracts
----------------------------------------------------------------------------------------------

   *For open derivative instruments as of July 31, 2014, see the portfolio of investments, which also is indicative of activity for the year ended July 31, 2014.

   **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2014
   (IN THOUSANDS)

                                                                        CHANGE IN
DERIVATIVES NOT                                                         UNREALIZED
ACCOUNTED FOR             STATEMENT OF                REALIZED          APPRECIATION
AS HEDGING                OPERATIONS                  LOSS ON           (DEPRECIATION)
INSTRUMENTS               LOCATION                    DERIVATIVES       ON DERIVATIVES
----------------------------------------------------------------------------------------
Interest rate contracts   Net realized and             $(1,289)            $1,557
                          unrealized gain (loss)
                          on futures transactions/
                          Change in unrealized
                          appreciation (depreciation)
                          of futures contracts
----------------------------------------------------------------------------------------

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,000,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2014, there were no custodian and other bank credits.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2014, the Fund paid CAPCO facility fees of $16,000, which represents 4.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, pay-down gains and losses, defaulted bond and prior period adjustments resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income by $92,000, decrease accumulated net realized gain on investments by $94,000 and increase in paid in capital by $2,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2014, and 2013, was as follows:

                                                2014                    2013
                                            ------------------------------------
Ordinary income*                            $127,669,000            $122,622,000
Long-term realized capital gain                1,133,000               5,412,000
                                            ------------            ------------
  Total distributions paid                  $128,802,000            $128,034,000
                                            ============            ============

As of July 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                      $    553,000
Undistributed long-term capital gains                                  3,404,000
Unrealized appreciation of investments                               195,636,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on defaulted bond and mark-to-market adjustments.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2014, were $463,437,000 and $234,303,000, respectively.

As of July 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $3,041,357,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2014, for federal income tax purposes, were $206,884,000 and $11,248,000, respectively, resulting in net unrealized appreciation of $195,636,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal

================================================================================

66  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                  YEAR ENDED                     YEAR ENDED
                                                 JULY 31, 2014                  JULY 31, 2013
---------------------------------------------------------------------------------------------------
                                            SHARES         AMOUNT           SHARES        AMOUNT
                                           --------------------------------------------------------
FUND SHARES:
Shares sold                                 42,337       $ 457,892          60,077      $   659,979
Shares issued from
  reinvested dividends                       6,677          72,246           7,467           81,947
Shares redeemed                            (38,420)       (413,967)        (98,316)      (1,077,923)
                                           --------------------------------------------------------
Net increase (decrease) from
  capital share transactions                10,594       $ 116,171         (30,772)     $  (335,997)
                                           ========================================================
INSTITUTIONAL SHARES:
Shares sold                                 25,259       $ 273,136          89,502      $   982,910
Shares issued from
  reinvested dividends                       4,672          50,556           3,657           40,168
Shares redeemed                            (18,086)       (195,260)        (18,905)        (207,055)
                                           --------------------------------------------------------
Net increase from
  capital share transactions                11,845       $ 128,432          74,254      $   816,023
                                           ========================================================
ADVISER SHARES:
Shares sold                                  3,409       $  37,276             164      $     1,794
Shares issued from
  reinvested dividends                          32             347              12              126
Shares redeemed                               (361)         (3,926)            (82)            (889)
                                           --------------------------------------------------------
Net increase from
  capital share transactions                 3,080       $  33,697              94      $     1,031
                                           ========================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's asssets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

   the day-to-day investment of a portion of the Fund's assets. For the year ended July 31, 2014, the Fund had no subadvisers.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the year ended July 31, 2014, the Fund's effective annualized base fee was 0.30% of the Fund's average net assets for the same period.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Index over the performance period. The Index tracks the performance of funds in that invest primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. The share performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                       ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                            (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)(1)                         OF AVERAGE NET ASSETS)(1)
--------------------------------------------------------------------------------
+/- 20 to 50                                 +/- 4
+/- 51 to 100                                +/- 5
+/- 101 and greater                          +/- 6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

68  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended July 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $10,620,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $1,096,000, $366,000, and $5,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.06%, 0.03%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,696,000, $1,189,000, and $22,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2014, the Fund reimbursed the Manager $80,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Fund Shares and the Adviser Shares to 0.65% and 0.95%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Effective December 1, 2013, the Manager terminated

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

   this agreement for the Fund Shares. For the year ended July 31, 2014, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $383,000.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,708,000, $1,189,000, and $9,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $37,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds

================================================================================

70  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.8
USAA Target Retirement Income Fund                                      1.8
USAA Target Retirement 2020 Fund                                        3.2
USAA Target Retirement 2030 Fund                                        4.0
USAA Target Retirement 2040 Fund                                        2.1
USAA Target Retirement 2050 Fund                                        0.1
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2014, USAA and its affiliates owned 490,000 shares which represent 12.5% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO      NET REALIZED
        SELLER                  PURCHASER           PURCHASER    GAIN TO SELLER
-------------------------------------------------------------------------------
USAA Intermediate-Term     USAA Short-Term
  Bond Fund                  Bond Fund              $ 6,315,000    $  649,000

USAA High Income Fund      USAA Intermediate-Term
                             Bond Fund               27,248,000     3,149,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED JULY 31,
                                   -------------------------------------------------------------------
                                         2014           2013          2012          2011          2010
                                   -------------------------------------------------------------------
Net asset value at beginning
 of period                         $    10.75     $    10.81    $    10.60    $    10.12    $     8.93
                                   -------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                    .46            .48           .53           .56           .58
 Net realized and unrealized
  gain (loss)                             .21           (.04)          .21           .47          1.19
                                   -------------------------------------------------------------------
Total from investment
 operations                               .67            .44           .74          1.03          1.77
                                   -------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.46)          (.48)         (.53)         (.55)         (.58)
 Realized capital gains                  (.00)(a)       (.02)            -             -             -
                                   -------------------------------------------------------------------
Total distributions                      (.46)          (.50)         (.53)         (.55)         (.58)
                                   -------------------------------------------------------------------
Net asset value at end
 of period                         $    10.96     $    10.75    $    10.81    $    10.60      $  10.12
                                   ===================================================================
Total return (%)                         6.37           4.08          7.27         10.44         20.30
Net assets at end of
 period (000)                      $1,926,334     $1,775,162    $2,117,767    $1,731,646    $1,248,509
Ratios to average net assets:**
 Expenses (%)(d)                          .68            .65(b)        .65(b)        .65(b)        .65(b)
 Expenses, excluding
  reimbursements (%)                      .70            .71(b)        .72(b)        .72(b)        .69(b)
 Net investment income (%)               4.21           4.38          5.07          5.33          6.00
Portfolio turnover (%)                      8             10            17            16(c)         37

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $1,797,814,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects decreased trading activity due to market volatility.
(d) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.65% of the Fund Shares' average net assets.

================================================================================

72  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED JULY 31,
                                   -------------------------------------------------------------------
                                         2014           2013          2012         2011           2010
                                   -------------------------------------------------------------------
Net asset value at beginning
 of period                         $    10.75     $    10.81      $  10.60     $  10.12       $   8.93
                                   -------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                    .47            .49           .54          .58            .60
 Net realized and unrealized
  gain (loss)                             .21           (.04)          .21          .48           1.19
                                   -------------------------------------------------------------------
Total from investment
 operations                               .68            .45           .75         1.06           1.79
                                   -------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.47)          (.49)         (.54)        (.58)          (.60)
 Realized capital gains                  (.00)(a)       (.02)            -            -              -
                                   -------------------------------------------------------------------
Total distributions                      (.47)          (.51)         (.54)        (.58)          (.60)
                                   -------------------------------------------------------------------
Net asset value at end
 of period                         $    10.96     $    10.75      $  10.81     $  10.60       $  10.12
                                   ===================================================================
Total return (%)*                        6.49           4.18          7.37        10.66          20.53
Net assets at end of
 period (000)                      $1,284,768     $1,132,579      $336,501     $194,889       $116,451
Ratios to average net assets:**
 Expenses (%)                             .56            .55(b)        .56(b)       .45(b),(c)     .46(b),(c)
 Net investment income (%)               4.32           4.41          5.13         5.53           6.15
Portfolio turnover (%)                      8             10            17           16(d)          37

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $1,189,723,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.91% of the Institutional Shares' average net assets.
(d) Reflects decreased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  73

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                               PERIOD ENDED
                                              YEAR ENDED JULY 31,                JULY 31,
                                     ------------------------------------------------------
                                        2014        2013           2012          2011***
                                     ------------------------------------------------------
Net asset value at beginning
 of period                           $ 10.74      $10.80         $10.60         $10.11
                                     -------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                   .39(e)      .45            .50            .52
 Net realized and unrealized
  gain (loss)                            .25(e)     (.04)           .20            .49
                                     -------------------------------------------------
Total from investment operations         .64(e)      .41            .70           1.01
                                     -------------------------------------------------
Less distributions from:
 Net investment income                  (.43)       (.45)          (.50)          (.52)
 Realized capital gains                 (.00)(a)    (.02)             -              -
                                     -------------------------------------------------
Total distributions                     (.43)       (.47)          (.50)          (.52)
                                     -------------------------------------------------
Net asset value at end
 of period                           $ 10.95      $10.74         $10.80         $10.60
                                     =================================================
Total return (%)*                       6.08        3.77           6.86          10.19
Net assets at end of
 period (000)                        $42,799      $8,890         $7,929         $6,109
Ratios to average net assets:**
 Expenses (%)                            .94         .95(b)         .95(b)         .95(b),(c)
 Expenses, excluding
  reimbursements (%)                     .94        1.06(b)        1.14(b)        1.70(b),(c)
 Net investment income (%)              3.83        4.07           4.76           5.02(c)
Portfolio turnover (%)                     8          10             17             16(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $14,927,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects decreased trading activity due to market volatility.
(e) Calculated using average shares. For the year ended July 31, 2014, average shares were 1,477,000.

================================================================================

74  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2014, through July 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

================================================================================

                                                           EXPENSE EXAMPLE |  75

================================================================================

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                   BEGINNING           ENDING         DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE    FEBRUARY 1, 2014 -
                               FEBRUARY 1, 2014    JULY 31, 2014      JULY 31, 2014
                               -------------------------------------------------------
FUND SHARES
Actual                             $1,000.00         $1,035.70             $3.48

Hypothetical
 (5% return before expenses)        1,000.00          1,021.37              3.46

INSTITUTIONAL SHARES
Actual                              1,000.00          1,036.40              2.88

Hypothetical
 (5% return before expenses)        1,000.00          1,021.97              2.86

ADVISER SHARES
Actual                              1,000.00          1,034.40              4.69

Hypothetical
 (5% return before expenses)        1,000.00          1,020.18              4.66

* Expenses are equal to the annualized expense ratio of 0.69% for Fund Shares, 0.57% for Institutional Shares, and 0.93% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.57% for Fund Shares, 3.64% for Institutional Shares, and 3.44% for Adviser Shares for the six-month period of February 1, 2014, through July 31, 2014.

================================================================================

76  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2014

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  77

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also

================================================================================

78  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The

================================================================================

                                                     ADVISORY AGREEMENT(S) |  79

================================================================================

Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 5% of its performance universe for the one- and five-year periods ended December 31, 2013, and was in the top 10% of its performance universe for the three-year period ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The

================================================================================

80  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints at specified asset levels, which allows the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  81

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

82  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (8/11-4/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  83

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.

================================================================================

84  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over two years as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  85

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

86  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  87

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

88  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  89

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Ref erence Room may be obtained by calling (800) 732-0330.

209375-0914
================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40050-0914                               (C)2014, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
July 31, 2014 and 2013 were $438,538 and $460,191, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2014 and 2013 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to the review of federal tax returns for fiscal years ended July 31, 2014 and 2013 were $27,802 and $54,750, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2014 and 2013 were $434,270 and $442,000, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2014 and 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     09/22/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/24/2014
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.